UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-21695

AXA ENTERPRISE FUNDS TRUST

(Exact name of registrant as specified in charter)

3343 Peachtree Road

Atlanta, Georgia 30326

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

ARTHUR J. BROWN, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1601 K. Street, N.W.

Washington, D.C. 20036-1800

Telephone: (202) 778-9046

Registrant’s telephone number, including area code: (800) 432-4320

Date of fiscal year end: October 31

Date of reporting period: May 1, 2006 – July 31, 2006

Item 1.	Schedule of Investments.

The following are schedules of investments of the registrant as of July 31, 2006. The schedules have not been audited.

AXA Enterprise Funds Trust

Quarterly Report

July 31, 2006

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE CAPITAL APPRECIATION FUND

PORTFOLIO OF INVESTMENTS

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (21.6%)
Automobiles (0.5%)
Toyota Motor Corp. (ADR)	20,000	$2,104,400

Hotels, Restaurants & Leisure (10.9%)
Four Seasons Hotels, Inc.^	123,438	6,790,324
Las Vegas Sands Corp.*^	114,189	7,083,144
MGM MIRAGE*^	256,519	9,116,685
Starbucks Corp.*	179,161	6,138,056
Station Casinos, Inc.^	47,590	2,610,787
Wynn Resorts Ltd.*^	46,474	2,974,801
Yum! Brands, Inc.	163,697	7,366,365

		42,080,162

Household Durables (2.1%)
KB Home^	93,246	3,964,820
Lennar Corp., Class A	94,255	4,216,026

		8,180,846

Media (3.4%)
Comcast Corp., Class A*	387,744	13,330,639

Multiline Retail (1.2%)
Target Corp.	104,977	4,820,544

Specialty Retail (3.5%)
Home Depot, Inc.	63,213	2,194,123
Lowe’s Cos., Inc.	398,186	11,288,573

		13,482,696

Total Consumer Discretionary		83,999,287

Consumer Staples (6.4%)
Food & Staples Retailing (0.9%)
Walgreen Co.	69,456	3,249,152

Food Products (1.9%)
Archer-Daniels-Midland Co.	167,937	7,389,228

Household Products (3.6%)
Procter & Gamble Co.	249,377	14,014,987

Total Consumer Staples		24,653,367

Energy (6.5%)
Energy Equipment & Services (4.5%)
Halliburton Co.	258,172	8,612,618
Schlumberger Ltd.	134,594	8,997,609

		17,610,227

Oil, Gas & Consumable Fuels (2.0%)
Peabody Energy Corp.	154,454	7,707,254

Total Energy.		25,317,481

Financials (18.8%)
Capital Markets (10.4%)
Goldman Sachs Group, Inc.	85,878	13,117,865
Lehman Brothers Holdings, Inc.	190,160	12,350,892
UBS AG	271,632	14,776,780

		40,245,537

Commercial Banks (2.0%)
Wells Fargo & Co.	106,429	7,699,074

Consumer Finance (1.8%)
SLM Corp.	140,325	7,058,348

Diversified Financial Services (1.9%)
Chicago Mercantile Exchange Holdings, Inc.	16,187	7,465,444

Insurance (1.7%)
Genworth Financial, Inc., Class A	90,398	3,100,652
Progressive Corp.	147,944	3,578,765

		6,679,417

Real Estate Management & Development (1.0%)
CB Richard Ellis Group, Inc., Class A*.	57,064	$1,342,716
St. Joe Co.^	52,387	2,352,176

		3,694,892

Total Financials		72,842,712

Health Care (15.9%)
Biotechnology (8.3%)
Amylin Pharmaceuticals, Inc.*^	135,009	6,588,439
Genentech, Inc.*	249,257	20,144,951
Genzyme Corp.*	81,614	5,572,604

		32,305,994

Health Care Providers & Services (7.0%)
Quest Diagnostics, Inc.	37,136	2,232,617
UnitedHealth Group, Inc.	520,828	24,911,203

		27,143,820

Pharmaceuticals (0.6%)
Merck & Co., Inc.	58,026	2,336,707

Total Health Care		61,786,521

Industrials (19.7%)
Aerospace & Defense (6.0%)
General Dynamics Corp.	164,398	11,017,954
Lockheed Martin Corp.	75,301	5,999,984
United Technologies Corp.	99,937	6,215,082

		23,233,020

Air Freight & Logistics (4.2%)
FedEx Corp.	154,323	16,159,161

Machinery (4.0%)
Caterpillar, Inc.	158,980	11,266,913
Deere & Co.	60,392	4,382,647

		15,649,560

Road & Rail (5.5%)
Burlington Northern Santa Fe Corp.	178,174	12,277,970
Union Pacific Corp.	106,300	9,035,500

		21,313,470

Total Industrials		76,355,211

Information Technology (3.7%)
Communications Equipment (2.6%)
Motorola, Inc.	174,901	3,980,747
QUALCOMM, Inc.	174,437	6,150,649

		10,131,396

Semiconductors & Semiconductor Equipment (1.1%)
Texas Instruments, Inc.	148,212	4,413,753

Total Information Technology		14,545,149

Materials (1.5%)
Chemicals (0.7%)
Air Products & Chemicals, Inc.	10,289	657,776
Monsanto Co.	50,210	2,158,528

		2,816,304

Metals & Mining (0.8%)
Cia Vale do Rio Doce (ADR)^	122,063	2,831,861

Total Materials		5,648,165

Telecommunication Services (1.5%)
Wireless Telecommunication Services (1.5%)
America Movil S.A. de C.V. (ADR)	160,395	5,738,933

Total Telecommunication Services		5,738,933

Total Common Stocks (95.6%) (Cost $313,016,603)		370,886,826

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE CAPITAL APPRECIATION FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (8.0%)
Cantor Fitzgerald Securities
5.31%, 8/1/06	$30,797,062	$30,797,062

Time Deposit (6.1%)
JPMorgan Chase Nassau
4.76%, 8/1/06	23,771,968	23,771,968

Total Short-Term Investments (14.1%) (Amortized Cost $54,569,030)		54,569,030

Total Investments (109.7%) (Cost/Amortized Cost $367,585,633)		425,455,856
Other Assets Less Liabilities (-9.7%)		(37,474,869)

Net Assets (100%)		$387,980,987

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the nine months ended July 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$189,309,467
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$166,620,496

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$67,730,450
Aggregate gross unrealized depreciation	(10,212,280)

Net unrealized appreciation	$57,518,170

Federal income tax cost of investments	$367,937,686

At July 31, 2006, the Portfolio had loaned securities with a total value of $30,103,711. This was secured by collateral of $30,797,062 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Fund has a net capital loss carryforward of $56,981,150 of which $31,699,281 expires in the year of 2009 and $25,281,869 expires in the year 2010.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE DEEP VALUE FUND

PORTFOLIO OF INVESTMENTS

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.4%)
Automobiles (0.5%)
Winnebago Industries, Inc.^	9,500	$274,645

Distributors (0.6%)
Genuine Parts Co.	8,800	366,432

Diversified Consumer Services (1.1%)
H&R Block, Inc.	21,700	493,675
Service Corp. International	26,400	198,264

		691,939

Hotels, Restaurants & Leisure (2.8%)
Carnival Corp.	12,900	502,584
GTECH Holdings Corp.	20,900	704,121
Royal Caribbean Cruises Ltd.^	13,300	450,870
Tim Hortons, Inc.*^	1,800	44,892

		1,702,467

Household Durables (3.5%)
Stanley Works^	29,900	1,356,563
Whirlpool Corp.	9,400	725,586

		2,082,149

Leisure Equipment & Products (1.4%)
Mattel, Inc.	46,300	835,252

Media (0.7%)
Gannett Co., Inc.	8,200	427,384

Multiline Retail (1.6%)
Dollar General Corp.	20,100	269,742
Family Dollar Stores, Inc.	29,600	672,512

		942,254

Specialty Retail (2.2%)
Advance Auto Parts, Inc.	16,000	484,320
Sherwin-Williams Co.	16,100	814,660

		1,298,980

Total Consumer Discretionary		8,621,502

Consumer Staples (10.4%)
Food Products (0.7%)
ConAgra Foods, Inc.	19,600	421,400

Tobacco (9.7%)
Altria Group, Inc.	18,200	1,455,454
Imperial Tobacco Group plc (ADR)	19,200	1,252,800
Loews Corp.- Carolina Group	15,900	912,342
Reynolds American, Inc.^	6,600	836,748
UST, Inc.	26,500	1,339,575

		5,796,919

Total Consumer Staples		6,218,319

Energy (8.7%)
Oil, Gas & Consumable Fuels (8.7%)
Anadarko Petroleum Corp.	5,200	237,848
BP plc (ADR)	10,900	790,468
Chevron Corp.	5,000	328,900
ConocoPhillips	19,600	1,345,344
El Paso Corp.	17,500	280,000
Marathon Oil Corp.	4,800	435,072
Murphy Oil Corp.	6,800	349,928
Occidental Petroleum Corp.	13,400	1,443,850

Total Energy		5,211,410

Financials (26.3%)
Commercial Banks (3.1%)
South Financial Group, Inc.^	23,500	634,970
TCF Financial Corp.^	13,500	363,285
Wells Fargo & Co.	11,600	839,144

		1,837,399

Consumer Finance (3.5%)
Capital One Financial Corp.	10,000	$773,500
First Marblehead Corp.^	10,600	485,480
SLM Corp.	16,700	840,010

		2,098,990

Diversified Financial Services (4.7%)
Bank of America Corp.	26,283	1,354,363
Citigroup, Inc.	23,000	1,111,130
JPMorgan Chase & Co.	7,600	346,712

		2,812,205

Insurance (7.8%)
Allstate Corp.	17,900	1,017,078
American International Group, Inc.	10,200	618,834
Axis Capital Holdings Ltd.	19,300	570,508
Hartford Financial Services Group, Inc.	7,300	619,332
Willis Group Holdings Ltd.^	19,800	644,094
XL Capital Ltd., Class A	18,900	1,203,930

		4,673,776

Real Estate Investment Trusts (REITs) (1.2%)
American Financial Realty Trust (REIT)^	40,200	465,516
First Industrial Realty Trust, Inc. (REIT)^	5,500	221,540

		687,056

Thrifts & Mortgage Finance (6.0%)
MGIC Investment Corp.	9,400	534,954
New York Community Bancorp, Inc.^	39,700	648,301
People’s Bank/Connecticut^	20,750	744,717
Radian Group, Inc.^	11,400	701,442
Washington Mutual, Inc.	22,200	992,340

		3,621,754

Total Financials		15,731,180

Health Care (14.5%)
Health Care Equipment & Supplies (2.7%)
Baxter International, Inc.	21,300	894,600
Hillenbrand Industries, Inc.^	13,800	685,308

		1,579,908

Health Care Providers & Services (6.1%)
Coventry Health Care, Inc.*	11,200	590,240
HEALTHSOUTH Corp.*	103,400	408,430
Triad Hospitals, Inc.*	13,700	533,889
UnitedHealth Group, Inc.	7,600	363,508
Universal Health Services, Inc., Class B	8,600	481,600
WellPoint, Inc.*	17,300	1,288,850

		3,666,517

Pharmaceuticals (5.7%)
Bristol-Myers Squibb Co.	29,800	714,306
Pfizer, Inc.	46,100	1,198,139
Schering-Plough Corp.	34,000	694,960
Valeant Pharmaceuticals International	22,200	383,616
Wyeth	9,000	436,230

		3,427,251

Total Health Care		8,673,676

Industrials (9.9%)
Aerospace & Defense (1.7%)
Goodrich Corp.	15,800	637,846
Honeywell International, Inc.	10,400	402,480

		1,040,326

Electrical Equipment (2.9%)
American Power Conversion Corp.	64,800	1,093,824

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE DEEP VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Emerson Electric Co.	8,100	$639,252

		1,733,076

Industrial Conglomerates (0.7%)
3M Co.	6,100	429,440

Machinery (2.3%)
Illinois Tool Works, Inc.	19,400	887,162
ITT Corp.	9,100	460,005

		1,347,167

Road & Rail (2.3%)
Burlington Northern Santa Fe Corp.	10,900	751,119
Ryder System, Inc	12,400	624,960

		1,376,079

Total Industrials		5,926,088

Information Technology (3.9%)
Communications Equipment (2.1%)
Nokia Oyj (ADR)	62,000	1,230,700

Electronic Equipment & Instruments (1.2%)
Tech Data Corp.*	19,972	742,559

IT Services (0.6%)
Mastercard, Inc., Class A*	7,900	362,373

Total Information Technology		2,335,632

Materials (1.2%)
Chemicals (1.2%)
E.I. duPont de Nemours & Co.	11,300	448,158
Lyondell Chemical Co.	13,300	296,191

Total Materials		744,349

Telecommunication Services (2.0%)
Diversified Telecommunication Services (2.0%)
Verizon Communications, Inc.	36,200	1,224,284

Total Telecommunication Services		1,224,284

Utilities (7.4%)
Electric Utilities (2.8%)
Entergy Corp.	13,700	1,056,270
Pinnacle West Capital Corp.	14,400	619,344

		1,675,614

Multi-Utilities (4.6%)
CenterPoint Energy, Inc.^	23,300	320,142
Dominion Resources, Inc.	7,000	549,360
Duke Energy Corp.	31,700	961,144
MDU Resources Group, Inc.^	20,250	499,163
Xcel Energy, Inc.^	22,400	448,896

		2,778,705

Total Utilities		4,454,319

Total Common Stocks (98.7%) (Cost $55,148,834)		59,140,759

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (9.8%)
Banc of America Securities LLC
5.32%, 8/1/06	$5,861,315	$5,861,315

Time Deposit (1.7%)
JPMorgan Chase Nassau
4.76%, 8/1/06	999,726	999,726

Total Short-Term Investments (11.5%) (Amortized Cost $6,861,041)		6,861,041

Total Investments (110.2%) (Cost/Amortized Cost $62,009,875)		66,001,800
Other Assets Less Liabilities (-10.2%)		(6,106,494)

Net Assets (100%)		$59,895,306

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

Glossary:

ADR — American Depositary Receipt

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE DEEP VALUE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2006 (Unaudited)

Investment security transactions for the nine months ended July 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$13,268,725
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$10,515,782

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,428,668
Aggregate gross unrealized depreciation	(2,533,627)

Net unrealized appreciation	$3,895,041

Federal income tax cost of investments	$62,106,759

At July 31, 2006, the Fund had loaned securities with a total value $5,710,289. This was secured by collateral of $5,861,315 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended July 31, 2006, the Fund incurred approximately $436 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE EQUITY FUND

PORTFOLIO OF INVESTMENTS

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.1%)
Hotels, Restaurants & Leisure (2.8%)
Starbucks Corp.*	91,400	$3,131,364

Household Durables (1.7%)
Pulte Homes, Inc.	64,800	1,846,800

Internet & Catalog Retail (3.9%)
Amazon.com, Inc.*	158,850	4,271,476

Media (2.7%)
Getty Images, Inc.*^	11,980	558,867
Walt Disney Co.	83,550	2,480,600

		3,039,467

Total Consumer Discretionary		12,289,107

Consumer Staples (2.6%)
Food & Staples Retailing (2.6%)
Walgreen Co.	62,500	2,923,750

Total Consumer Staples		2,923,750

Energy (6.4%)
Energy Equipment & Services (6.4%)
Schlumberger Ltd.	105,830	7,074,735

Total Energy		7,074,735

Financials (24.7%)
Commercial Banks (3.9%)
Commerce Bancorp, Inc./ New Jersey^	128,400	4,361,748

Consumer Finance (4.7%)
SLM Corp.	104,800	5,271,440

Insurance (11.2%)
Aflac, Inc.	30,460	1,344,504
American International Group, Inc.	30,850	1,871,670
Progressive Corp.	379,990	9,191,958

		12,408,132

Thrifts & Mortgage Finance (4.9%)
Countrywide Financial Corp.	152,400	5,460,492

Total Financials		27,501,812

Health Care (14.9%)
Biotechnology (11.6%)
Amgen, Inc.*	38,000	2,650,120
Genentech, Inc.*	75,800	6,126,156
Genzyme Corp.*	59,900	4,089,972

		12,866,248

Health Care Equipment & Supplies (3.2%)
Varian Medical Systems, Inc.*	77,200	3,498,704
Zimmer Holdings, Inc.*	2,025	128,061

		3,626,765

Health Care Technology (0.1%)
Cerner Corp.*	1,990	80,555

Total Health Care		16,573,568

Industrials (4.9%)
Air Freight & Logistics (3.0%)
Expeditors International of Washington, Inc.	73,225	3,329,541

Industrial Conglomerates (1.9%)
General Electric Co.	64,400	2,105,236

Total Industrials		5,434,777

Information Technology (33.4%)
Communications Equipment (5.5%)
Cisco Systems, Inc.*	64,100	1,144,185
QUALCOMM, Inc.	141,400	$4,985,764

		6,129,949

Computers & Peripherals (8.2%)
Dell, Inc.*	134,000	2,905,120
Network Appliance, Inc.*	208,870	6,201,350

		9,106,470

Internet Software & Services (12.5%)
eBay, Inc.*	235,800	5,675,706
Google, Inc., Class A*	16,600	6,417,560
Yahoo!, Inc.*	65,600	1,780,384

		13,873,650

Semiconductors & Semiconductor Equipment (1.0%)
Maxim Integrated Products, Inc.	37,330	1,096,756

Software (6.2%)
Adobe Systems, Inc.*	80,335	2,290,351
Electronic Arts, Inc.*	41,600	1,959,776
Salesforce.com, Inc.*^	104,200	2,677,940

		6,928,067

Total Information Technology		37,134,892

Total Common Stocks (98.0%) (Cost $86,951,363)		108,932,641

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (6.8%)
Banc of America Securities LLC
5.32%, 8/1/06	$7,512,300	7,512,300

Time Deposit (2.5%)
JPMorgan Chase Nassau
4.76%, 8/1/06	2,778,178	2,778,178

Total Short-Term Investments (9.3%) (Amortized Cost $10,290,478)		10,290,478

Total Investments (107.3%) (Cost/Amortized Cost $97,241,841)		119,223,119
Other Assets Less Liabilities (-7.3%)		(8,069,282)

Net Assets (100%)		$111,153,837

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE EQUITY FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2006 (Unaudited)

Investment security transactions for the nine months ended July 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$33,117,397
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$75,618,924

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,732,877
Aggregate gross unrealized depreciation	(3,765,311)

Net unrealized appreciation	$21,967,566

Federal income tax cost of investments	$97,255,553

At July 31, 2006, the Fund had loaned securities with a total value $7,308,854. This was secured by collateral of $7,512,300 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of investments.

The Fund has a net capital loss carryforward of $74,448,842 of which $2,766,987 expires in the year of 2008, $15,780,944 expires in the year 2009, $6,582,827 expires in the year 2010, $30,667,632 expires in the year 2011, $12,847,230 expires in the year 2012 and $5,803,222 expires in the year 2013.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.6%)
Automobiles (0.6%)
DaimlerChrysler AG^	22,800	$1,177,620

Hotels, Restaurants & Leisure (2.3%)
Harrah’s Entertainment, Inc.	36,700	2,206,037
McDonald’s Corp.	61,500	2,176,485

		4,382,522

Household Durables (4.3%)
Koninklijke Philips Electronics N.V. (N.Y. Shares)	61,700	2,031,781
Leggett & Platt, Inc.	76,200	1,738,884
Newell Rubbermaid, Inc.	51,400	1,354,904
Stanley Works	21,200	961,844
Whirlpool Corp.	24,100	1,860,279

		7,947,692

Specialty Retail (2.4%)
Limited Brands, Inc.	67,500	1,698,300
Sherwin-Williams Co.^	54,500	2,757,700

		4,456,000

Total Consumer Discretionary		17,963,834

Consumer Staples (4.3%)
Beverages (1.5%)
Molson Coors Brewing Co., Class B	40,200	2,872,290

Food Products (1.2%)
Kellogg Co.	36,800	1,772,656
Sara Lee Corp.	32,800	554,320

		2,326,976

Household Products (1.6%)
Colgate-Palmolive Co.	37,800	2,242,296
Procter & Gamble Co.	13,100	736,220

		2,978,516

Total Consumer Staples		8,177,782

Energy (13.5%)
Oil, Gas & Consumable Fuels (13.5%)
BP plc (ADR)	16,900	1,225,588
Chevron Corp.	42,399	2,789,006
ConocoPhillips	46,200	3,171,168
Exxon Mobil Corp.	42,100	2,851,854
Kinder Morgan, Inc.	29,700	3,029,400
Marathon Oil Corp.	42,800	3,879,392
Occidental Petroleum Corp.	38,600	4,159,150
PetroChina Co., Ltd. (ADR)^	18,800	2,150,720
Plains All American Pipeline LP	24,700	1,139,905
TransCanada Corp.^	31,000	952,940

Total Energy		25,349,123

Financials (30.9%)
Capital Markets (2.3%)
Credit Suisse Group (ADR)^	22,800	1,274,520
Morgan Stanley	46,900	3,118,850

		4,393,370

Commercial Banks (3.7%)
Banco Santander Central Hispano S.A. (ADR)^	115,800	1,742,790
PNC Financial Services Group, Inc.	21,500	1,523,060
SunTrust Banks, Inc.	28,800	2,271,456
Wells Fargo & Co.	18,000	1,302,120

		6,839,426

Diversified Financial Services (5.1%)
Bank of America Corp.	24,600	1,267,638
Citigroup, Inc.	45,100	2,178,781
ING Groep N.V. (ADR)^	76,300	3,090,150
JPMorgan Chase & Co.	65,600	$2,992,672

		9,529,241

Insurance (10.3%)
Aegon N.V. (N.Y. Shares)^	164,541	2,784,034
Chubb Corp.	61,200	3,085,704
Commerce Group, Inc.^	76,100	2,298,981
Lincoln National Corp.	59,300	3,361,124
Manulife Financial Corp.	59,000	1,869,120
Nationwide Financial Services, Inc.	76,500	3,448,620
St. Paul Travelers Cos., Inc.	8,300	380,140
Sun Life Financial, Inc.	53,500	2,047,980

		19,275,703

Real Estate Investment Trusts (REITs) (7.1%)
CBL & Associates Properties, Inc. (REIT)	49,700	1,946,252
First Industrial Realty Trust, Inc. (REIT)^	41,500	1,671,620
General Growth Properties, Inc. (REIT)	32,400	1,478,736
Host Hotels & Resorts, Inc. (REIT)	144,600	3,068,412
Simon Property Group, Inc. (REIT)	21,600	1,847,448
Trizec Properties, Inc. (REIT)	116,000	3,336,160

		13,348,628

Thrifts & Mortgage Finance (2.4%)
IndyMac Bancorp, Inc.	64,200	2,712,450
Washington Mutual, Inc.	41,800	1,868,460

		4,580,910

Total Financials		57,967,278

Health Care (6.6%)
Pharmaceuticals (6.6%)
Biovail Corp.	79,300	1,759,667
GlaxoSmithKline plc (ADR)	23,600	1,305,788
Merck & Co., Inc.	44,700	1,800,069
Pfizer, Inc.	102,500	2,663,975
Sanofi-Aventis (ADR)	39,300	1,862,427
Wyeth	60,200	2,917,894

Total Health Care		12,309,820

Industrials (14.2%)
Aerospace & Defense (5.4%)
Goodrich Corp.	46,600	1,881,242
Honeywell International, Inc.	58,100	2,248,470
Northrop Grumman Corp.	42,000	2,779,980
Raytheon Co.	71,200	3,208,984

		10,118,676

Air Freight & Logistics (0.6%)
Pacer International, Inc.^	37,700	1,125,345

Commercial Services & Supplies (2.6%)
R.R. Donnelley & Sons Co.	18,700	545,853
Steelcase, Inc., Class A	114,700	1,684,943
Waste Management, Inc.	74,900	2,575,062

		4,805,858

Electrical Equipment (1.3%)
Emerson Electric Co.	32,000	2,525,440

Industrial Conglomerates (0.5%)
General Electric Co.	28,500	931,665

Machinery (2.8%)
Caterpillar, Inc.	31,000	2,196,970
SPX Corp.^	55,800	3,049,470

		5,246,440

Road & Rail (0.5%)
Laidlaw International, Inc.	22,278	590,367
Union Pacific Corp.	4,500	382,500

		972,867

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (0.5%)
GATX Corp.	24,600	$964,074

Total Industrials		26,690,365

Information Technology (4.7%)
Communications Equipment (0.9%)
Nokia Oyj (ADR)	86,100	1,709,085

Electronic Equipment & Instruments (0.8%)
AU Optronics Corp. (ADR)^	106,700	1,572,758

Semiconductors & Semiconductor Equipment (3.0%)
Microchip Technology, Inc	87,900	2,835,654
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)^	310,336	2,690,613

		5,526,267

Total Information Technology		8,808,110

Materials (4.1%)
Chemicals (1.5%)
BASF AG (ADR)^	22,500	1,811,025
Rohm & Haas Co.	20,800	959,296

		2,770,321

Containers & Packaging (1.4%)
Bemis Co.	54,400	1,670,080
Sonoco Products Co.	29,800	969,394

		2,639,474

Metals & Mining (0.3%)
Southern Copper Corp.^	6,300	607,950

Paper & Forest Products (0.9%)
Louisiana-Pacific Corp.	80,200	1,604,000

Total Materials		7,621,745

Telecommunication Services (3.9%)
Diversified Telecommunication Services (3.4%)
AT&T, Inc.	82,600	2,477,174
BellSouth Corp.	53,900	2,111,263
Verizon Communications, Inc.	56,800	1,920,976

		6,509,413

Wireless Telecommunication Services (0.5%)
Sprint Nextel Corp.	45,200	894,960

Total Telecommunication Services		7,404,373

Utilities (3.4%)
Electric Utilities (0.7%)
FirstEnergy Corp.	23,500	1,316,000

Multi-Utilities (2.7%)
Duke Energy Corp.	69,800	2,116,336
MDU Resources Group, Inc.	97,650	2,407,073
TECO Energy, Inc.^	34,900	556,306

		5,079,715

Total Utilities		6,395,715

Total Common Stocks (95.2%) (Cost $155,414,245)		178,688,145

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (9.7%)
Banc of America Securities LLC
5.32%, 8/1/06	$18,237,771	$18,237,771

Time Deposit (4.1%)
JPMorgan Chase Nassau
4.76%, 8/1/06	7,592,737	7,592,737

Total Short-Term Investments (13.8%) (Amortized Cost $25,830,508)		25,830,508

Total Investments (109.0%) (Cost/Amortized Cost $181,244,753)		204,518,653
Other Assets Less Liabilities (-9.0%)		(16,905,766)

Net Assets (100%)		$187,612,887

^	All, or a portion of security out on loan (See Note 1).

Glossary:

ADR — American Depositary Receipt

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2006 (Unaudited)

Investment security transactions for the nine months ended July 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$108,518,310
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$121,087,724

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,416,869
Aggregate gross unrealized depreciation	(2,464,476)

Net unrealized appreciation	$22,952,393

Federal income tax cost of investments	$181,566,260

At July 31, 2006, the Fund had loaned securities with a total value $17,921,320. This was secured by collateral of $18,237,771 which was received as cash and subsequently invested in short-term investments as reported in the Portfolio of investments.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

PORTFOLIO OF INVESTMENTS

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Belgium (3.3%)
Fortis	13,600	$482,834
KBC Groep N.V.	10,150	1,104,884

		1,587,718

Bermuda (3.5%)
ACE Ltd.	10,800	556,524
Catlin Group Ltd.	85,000	695,103
XL Capital Ltd., Class A	6,700	426,790

		1,678,417

Canada (3.5%)
Industrial Alliance Insurance and Financial Services, Inc.	27,500	764,720
National Bank of Canada	9,600	497,306
Sun Life Financial, Inc.	12,000	458,553

		1,720,579

France (11.1%)
Assurances Generales de France	12,570	1,517,498
BNP Paribas	18,480	1,797,043
Credit Agricole S.A.	27,436	1,101,841
Societe Generale	6,600	983,759

		5,400,141

Germany (3.0%)
Allianz AG (Registered)	3,500	549,293
Muenchener Rueckversicherungs AG (Registered)	6,500	894,447

		1,443,740

Italy (0.7%)
Fondiaria-Sai S.p.A	11,400	346,245

Japan (11.2%)
Leopalace21 Corp.	62,300	2,183,099
ORIX Corp.	2,800	735,265
Promise Co., Ltd.	12,300	552,470
Sumitomo Mitsui Financial Group, Inc.	183	1,950,977

		5,421,811

Netherlands (5.3%)
ABN AMRO Holding N.V.	34,874	964,412
ING Groep N.V. (CVA)	39,670	1,608,858

		2,573,270

Norway (1.6%)
DNB NOR ASA	60,300	762,629

Singapore (1.1%)
DBS Group Holdings Ltd.	46,000	528,165

Spain (2.0%)
Banco Santander Central Hispano S.A.	62,699	948,958

Switzerland (4.7%)
Credit Suisse Group (Registered)	40,600	2,273,415

United Kingdom (13.1%)
Aviva plc	71,800	962,510
Barclays plc	98,400	1,153,748
Friends Provident plc	120,990	411,128
HBOS plc	47,500	864,234
Kensington Group plc.	28,800	475,874
Royal & Sun Alliance Insurance Group plc	204,415	510,461
Royal Bank of Scotland Group plc	60,800	1,977,461

		6,355,416

United States (35.3%)
Bank of America Corp.	38,486	$1,983,183
Chubb Corp.	25,200	1,270,584
Citigroup, Inc.	45,000	2,173,950
Fannie Mae	24,200	1,159,422
Freddie Mac	16,400	948,904
Genworth Financial, Inc.	25,800	884,940
Hartford Financial Services Group, Inc.	12,900	1,094,436
JPMorgan Chase & Co.	52,900	2,413,298
Lehman Brothers Holdings, Inc.	10,600	688,470
Merrill Lynch & Co., Inc.	14,100	1,026,762
MetLife, Inc.	28,400	1,476,800
Radian Group, Inc.^	15,000	922,950
St. Paul Travelers Cos., Inc.	22,402	1,026,012

		17,069,711

Total Common Stocks (99.4%) (Cost $34,734,692)		48,110,215

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (2.0%)
Banc of America Securities LLC
5.32%, 8/1/06	$945,000	945,000

Time Deposit (0.3%)
JPMorgan Chase Nassau
4.76%, 8/1/06	164,974	164,974

Total Short-Term Investments (2.3%) (Amortized Cost $1,109,974)		1,109,974

Total Investments (101.7%) (Cost/Amortized Cost $35,844,666)		49,220,189
Other Assets Less Liabilities (-1.7%)		(823,697)

Net Assets (100%)		$48,396,492

^	All, or a portion of security out on loan (See Note 1).

Glossary:

CVA — Dutch Certification

Market Sector Diversification

As a Percentage of Total Net Assets

Capital Markets	8.2%
Commercial Banks	30.2
Consumer Finance	2.7
Diversified Financial Services	17.9
Insurance	28.6
Real Estate	4.5
Thrifts &Mortgage Finance	7.3
Cash and Other	0.6

100.0%

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2006 (Unaudited)

Investment security transactions for the nine months ended July 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$6,447,373
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$4,722,291

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,010,810
Aggregate gross unrealized depreciation	(844,157)

Net unrealized appreciation	$13,166,653

Federal income tax cost of investments	$36,053,536

At July 31, 2006, the Fund had loaned securities with a total value $922,950. This was secured by collateral of $945,000 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GOVERNMENT SECURITIES FUND

PORTFOLIO OF INVESTMENTS

July 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Government Securities (97.1%)
Agency CMO (2.9%)
Government National Mortgage Association
6.000%, 6/16/32	$6,001,156	$5,892,397

U.S. Government Agencies (94.2%)
Federal Home Loan Mortgage Corp.
7.000%, 9/1/17	62,790	64,821
7.000%, 10/1/17	48,038	49,592
10.000%, 10/1/18	72,805	79,104
10.000%, 7/1/20	112,851	122,690
10.000%, 10/1/20	102,437	111,989
6.500%, 7/1/21	453,855	463,501
9.000%, 10/1/22	225,021	243,304
4.858%, 11/1/32 (l)	1,700,003	1,701,495
6.000%, 10/1/34	3,069,525	3,059,302
4.500%, 10/1/35	4,852,395	4,462,718
5.500%, 11/1/35	5,775,003	5,613,653
5.500%, 3/1/36	29,541,247	28,715,885
5.500%, 5/1/36	4,989,767	4,847,676
Federal National Mortgage Association
5.500%, 1/1/09	126,036	125,055
6.500%, 2/1/09	6,796	6,815
5.500%, 6/1/09	216,401	215,370
7.000%, 3/1/14	117,459	121,223
8.000%, 11/1/16	736,875	779,471
6.500%, 8/1/19	614,173	627,193
9.500%, 8/1/20	50,543	55,327
9.500%, 10/1/20	122,958	134,597
5.500%, 2/1/23	4,203,081	4,132,874
5.500%, 8/1/23	5,485,709	5,394,078
6.000%, 11/1/28	1,418,135	1,416,109
7.000%, 11/1/30	79,441	81,637
5.712%, 6/1/32 (l)	831,319	833,479
4.692%, 11/1/32 (l)	1,968,416	1,939,231
4.823%, 12/1/32 (l)	2,194,708	2,164,263
4.186%, 5/1/33 (l)	7,347,185	7,361,012
5.500%, 7/1/33	6,275,921	6,065,170
4.500%, 9/1/33	5,541,816	5,118,197
4.103%, 10/1/33 (l)	8,029,570	7,767,355
5.000%, 6/1/35	$9,355,452	$8,858,870
5.000%, 7/1/35	8,288,192	7,848,259
5.000%, 8/1/35	946,593	896,349
4.884%, 9/1/35 (l)	7,665,011	7,503,304
Government National Mortgage Association
9.000%, 8/15/16	770	825
7.000%, 12/15/27	406,726	420,310
6.500%, 8/15/28	65,421	66,814
6.000%, 1/15/29	735,095	737,217
7.000%, 6/15/29	266,845	275,479
7.000%, 10/15/29	348,128	359,393
5.000%, 3/20/32 (l)	850,795	849,585
5.500%, 12/15/32	8,003,135	7,846,956
5.000%, 5/15/33	14,691,788	14,042,567
5.000%, 6/15/33	9,492,340	9,072,879
5.000%, 7/15/33	30,486,496	29,139,317
5.000%, 9/15/33	3,553,234	3,396,218
5.000%, 3/15/34	7,091,483	6,779,587
5.500%, 6/15/34	4,816,792	4,720,084

		196,688,199

Total Government Securities		202,580,596

Total Long-Term Debt Securities (97.1%) (Cost $206,604,508)		202,580,596

SHORT-TERM INVESTMENT:
Time Deposit (2.7%)
JPMorgan Chase Nassau 4.76%, 8/1/06 (Amortized Cost $5,688,275)	5,688,275	5,688,275

Total Investments (99.8%) (Cost/Amortized Cost $212,292,783)		208,268,871
Other Assets Less Liabilities (0.2%)		503,527

Net Assets (100%)		$208,772,398

(1)	Floating rate security. Rate disclosed is as of July 31, 2006.

Glossary:

CMO — Collateralized Mortgage Obligation

Investment security transactions for the nine months ended July 31, 2006 were as follows:

Cost of Purchases:
U.S. Government securities	$45,274,673
Net Proceeds of Sales and Redemptions:
U.S. Government securities	$56,601,792

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$635,178
Aggregate gross unrealized depreciation	(4,659,090)

Net unrealized depreciation	$(4,023,912)

Federal income tax cost of investments	$212,292,783

The Fund has a net capital loss carryforward of $236,459 of which $22,367 expires in the year 2012 and $214,092 expires in the year 2013.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (12.5%)
Auto Components (2.7%)
BorgWarner, Inc.^	22,100	$1,326,000
Johnson Controls, Inc.	49,000	3,761,240

		5,087,240

Automobiles (1.0%)
Harley-Davidson, Inc.^	32,100	1,829,700

Diversified Consumer Services (0.5%)
H&R Block, Inc.	42,200	960,050

Hotels, Restaurants & Leisure (1.5%)
Carnival Corp.	72,700	2,832,392

Internet & Catalog Retail (0.2%)
Expedia, Inc.*	25,700	344,380

Media (5.4%)
DIRECTV Group, Inc.*	143,800	2,451,790
News Corp., Class A	76,700	1,475,708
Omnicom Group, Inc.	46,900	4,151,119
R.H. Donnelley Corp.	29,180	1,523,488
Univision Communications, Inc., Class A*	19,800	661,320

		10,263,425

Multiline Retail (1.2%)
Kohl’s Corp.*	40,900	2,316,167

Total Consumer Discretionary		23,633,354

Consumer Staples (4.7%)
Beverages (0.8%)
Anheuser-Busch Cos., Inc.	31,200	1,502,280

Food & Staples Retailing (3.9%)
Costco Wholesale Corp.	56,700	2,991,492
Kroger Co.	126,200	2,893,766
Sysco Corp.	58,300	1,609,080

		7,494,338

Total Consumer Staples		8,996,618

Energy (6.0%)
Energy Equipment & Services (2.6%)
Baker Hughes, Inc.	3,400	271,830
ENSCO International, Inc.	31,100	1,437,442
GlobalSantaFe Corp.	38,300	2,103,819
Halliburton Co.	31,400	1,047,504

		4,860,595

Oil, Gas & Consumable Fuels (3.4%)
EOG Resources, Inc.	27,500	2,039,125
Exxon Mobil Corp.	29,300	1,984,782
Marathon Oil Corp.	27,200	2,465,408

		6,489,315

Total Energy		11,349,910

Financials (24.9%)
Capital Markets (5.8%)
Mellon Financial Corp.	111,500	3,902,500
Morgan Stanley	105,100	6,989,150

		10,891,650

Commercial Banks (6.7%)
Fifth Third Bancorp.	88,800	3,386,832
PNC Financial Services Group, Inc.	38,700	2,741,508
Wells Fargo & Co.	90,600	6,554,004

		12,682,344

Diversified Financial Services (6.5%)
Citigroup, Inc.	174,900	8,449,419
JPMorgan Chase & Co.	85,100	3,882,262

		12,331,681

Insurance (4.4%)
Allstate Corp.	34,800	$1,977,336
American International Group, Inc.	70,300	4,265,101
Hartford Financial Services Group, Inc.	24,000	2,036,160

		8,278,597

Thrifts & Mortgage Finance (1.5%)
Freddie Mac	49,400	2,858,284

Total Financials		47,042,556

Health Care (18.8%)
Biotechnology (2.6%)
Cephalon, Inc.*^	18,000	1,183,320
Genzyme Corp.*	47,000	3,209,160
Millennium Pharmaceuticals, Inc.*^	62,000	608,840

		5,001,320

Health Care Equipment & Supplies (1.4%)
Boston Scientific Corp.*	29,400	500,094
Medtronic, Inc.	44,200	2,232,984

		2,733,078

Health Care Providers & Services (4.7%)
Caremark Rx, Inc.	34,100	1,800,480
HEALTHSOUTH Corp.*	24,600	97,170
Medco Health Solutions, Inc.*	42,800	2,539,324
UnitedHealth Group, Inc.	91,400	4,371,662

		8,808,636

Life Sciences Tools & Services (0.8%)
Waters Corp.*	39,700	1,614,996

Pharmaceuticals (9.3%)
Allergan, Inc.	41,600	4,486,560
Bristol-Myers Squibb Co.	99,200	2,377,824
Johnson & Johnson	69,000	4,315,950
Wyeth	130,900	6,344,723

		17,525,057

Total Health Care		35,683,087

Industrials (9.0%)
Aerospace & Defense (0.9%)
Northrop Grumman Corp.	26,700	1,767,273

Air Freight & Logistics (1.6%)
FedEx Corp.	28,000	2,931,880

Building Products (2.0%)
Masco Corp.^	144,000	3,849,120

Commercial Services & Supplies (0.6%)
Cendant Corp.	78,400	1,176,784

Machinery (2.0%)
Illinois Tool Works, Inc.	83,300	3,809,309

Road & Rail (1.9%)
Burlington Northern Santa Fe Corp.	51,200	3,528,192

Total Industrials		17,062,558

Information Technology (12.1%)
Computers & Peripherals (1.0%)
Dell, Inc.*	86,600	1,877,488

IT Services (0.8%)
Accenture Ltd., Class A	50,900	1,489,334

Semiconductors & Semiconductor Equipment (3.1%)
Analog Devices, Inc.	48,500	1,568,005
Intel Corp.	187,000	3,366,000
Xilinx, Inc.	42,100	854,209

		5,788,214

Software (7.2%)
Mercury Interactive Corp.*	300	15,060

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GROWTH AND INCOME FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Microsoft Corp.	282,000	$6,776,460
Oracle Corp.*	230,700	3,453,579
Salesforce.com, Inc.*^	35,800	920,060
Symantec Corp.*	145,096	2,520,318

		13,685,477

Total Information Technology		22,840,513

Telecommunication Services (4.1%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	88,500	2,654,115
Embarq Corp.*	11,404	516,031

		3,170,146

Wireless Telecommunication Services (2.4%)
Sprint Nextel Corp.	228,183	4,518,023

Total Telecommunication Services		7,688,169

Utilities (6.0%)
Electric Utilities (4.3%)
American Electric Power Co., Inc.	44,500	1,607,340
Exelon Corp.	90,200	5,222,580
Northeast Utilities	23,100	517,440
Pepco Holdings, Inc.^	34,800	852,600

		8,199,960

Multi-Utilities (1.7%)
NiSource, Inc.	53,000	1,205,750
Sempra Energy	42,200	2,036,572

		3,242,322

Total Utilities		11,442,282

Total Common Stocks (98.1%) (Cost $160,494,321)		185,739,047

INVESTMENT COMPANY:
S&P 500 Depositary Receipts^	10,200	$1,302,846

Total Investment Company (0.7%) (Cost $1,275,581)		1,302,846

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (5.3%)
Banc of America Securities LLC
5.32%, 8/1/06	$10,013,322	10,013,322

Time Deposit (0.9%)
JPMorgan Chase Nassau
4.76%, 8/1/06 .	1,667,084	1,667,084

Total Short-Term Investments (6.2%) (Amortized Cost $11,680,406)		11,680,406

Total Investments (105.0%) (Cost/Amortized Cost $173,450,308)		198,722,299
Other Assets Less Liabilities (-5.0%)		(9,521,913)

Net Assets (100%)		$189,200,386

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

Investment security transactions for the nine months ended July 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$66,240,253
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$76,627,623

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,441,781
Aggregate gross unrealized depreciation	(6,256,149)

Net unrealized appreciation	$25,185,632

Federal income tax cost of investments	$173,536,667

At July 31, 2006, the Fund had loaned securities with a total value $9,812,984. This was secured by collateral of $10,013,322 which was received as cash and subsequently invested in short-term investment as reported in the portfolio of investments.

For the nine months ended July 31, 2006, the Fund incurred approximately $194 as brokerage commissions with Sanford C. Bernstein & Co., Inc., and $1,812 with UBS AG, affiliated broker/dealers.

The Fund has a net capital loss carryforward of $21,768,396 which expires in the year 2011.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE HIGH-YIELD BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Consumer Discretionary (30.5%)
Auto Components (1.4%)
Avis Budget Car Rental LLC/ Avis Budget Finance, Inc.
7.625%, 5/15/14 §	$1,300,000	$1,274,000
TRW Automotive, Inc.
9.375%, 2/15/13	1,397,000	1,484,313

		2,758,313

Automobiles (3.5%)
Ford Motor Credit Co.
7.875%, 6/15/10	6,295,000	5,922,600
7.000%, 10/1/13^	155,000	136,141
General Motors Corp.
8.375%, 7/15/33^	1,075,000	881,500

		6,940,241

Distributors (0.8%)
Buhrmann U.S., Inc.
8.250%, 7/1/14	1,550,000	1,538,375

Diversified Consumer Services (1.5%)
Alderwoods Group, Inc.
7.750%, 9/15/12	1,425,000	1,501,594
Education Management LLC/ Education Management Corp.
8.750%, 6/1/14 §	750,000	751,875
Service Corp. International
6.750%, 4/1/16	750,000	699,375

		2,952,844

Hotels, Restaurants & Leisure (6.7%)
American Casino & Entertainment Properties LLC
7.850%, 2/1/12	975,000	977,437
Boyd Gaming Corp.
7.750%, 12/15/12	1,500,000	1,492,500
Intrawest Corp.
7.500%, 10/15/13	1,000,000	996,250
Landry’s Restaurants, Inc.,
Series B
7.500%, 12/15/14^	1,600,000	1,484,000
MGM MIRAGE
8.500%, 9/15/10	1,100,000	1,148,125
6.750%, 9/1/12^	200,000	193,500
Mohegan Tribal Gaming Authority
7.125%, 8/15/14	1,305,000	1,265,850
Restaurant Co.
10.000%, 10/1/13^	900,000	810,000
San Pasqual Casino
8.000%, 9/15/13^ §.	1,125,000	1,130,625
Seneca Gaming Corp.
7.250%, 5/1/12	700,000	682,500
Series B
7.250%, 5/1/12	300,000	292,500
Speedway Motorsports, Inc.
6.750%, 6/1/13	325,000	313,625
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/1/12	850,000	896,750
Station Casinos, Inc.
6.875%, 3/1/16^	1,650,000	1,518,000

		13,201,662

Household Durables (0.8%)
Interface, Inc.
10.375%, 2/1/10	1,200,000	1,311,000
Standard-Pacific Corp.
6.875%, 5/15/11^	$285,000	$260,775

		1,571,775

Internet & Catalog Retail (0.5%)
FTD, Inc.
7.750%, 2/15/14	1,088,000	1,047,200

Leisure Equipment & Products (0.4%)
Steinway Musical Instruments, Inc.
7.000%, 3/1/14^ §	750,000	718,125

Media (9.6%)
Allbritton Communications Co.
7.750%, 12/15/12	815,000	806,850
CBD Media, Inc./CBD Finance
8.625%, 6/1/11	425,000	417,563
CCH I LLC
11.000%, 10/1/15^	1,850,000	1,660,375
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
8.375%, 4/30/14^ §	580,000	584,350
CSC Holdings, Inc.
Series B
8.125%, 7/15/09	650,000	665,437
Dex Media East LLC/Dex Media East Finance Co.
9.875%, 11/15/09	450,000	475,313
12.125%, 11/15/12	375,000	419,063
Dex Media West LLC/Dex Media Finance Co.,
Series B
8.500%, 8/15/10	550,000	565,125
9.875%, 8/15/13	1,489,000	1,604,397
DirecTV Holdings/Finance
6.375%, 6/15/15	975,000	903,094
Echostar DBS Corp.
6.375%, 10/1/11	550,000	537,625
Houghton Mifflin Co.
8.250%, 2/1/11	1,375,000	1,388,750
Imax Corp.
9.625%, 12/1/10	1,350,000	1,410,750
Inmarsat Finance plc
7.625%, 6/30/12^	232,000	236,640
Mediacom LLC/Mediacom Capital Corp.
9.500%, 1/15/13^	1,400,000	1,417,500
Primedia, Inc.
8.875%, 5/15/11^	775,000	738,187
Quebecor Media, Inc.
7.750%, 3/15/16	1,150,000	1,129,875
R.H. Donnelley Corp.
6.875%, 1/15/13	605,000	549,038
6.875%, 1/15/13 §	1,445,000	1,311,337
6.875%, 1/15/13§	650,000	589,875
Rogers Cable, Inc.
6.250%, 6/15/13^	300,000	285,000
Sinclair Broadcast Group, Inc.
8.750%, 12/15/11	925,000	964,312
Videotron Ltee
6.875%, 1/15/14	375,000	358,125

		19,018,581

Multiline Retail (1.8%)
Neiman Marcus Group, Inc.
9.000%, 10/15/15^	1,425,000	1,501,594
Term Loan
7.340%, 4/6/13	356,013	358,505

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE HIGH-YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Pantry, Inc.
7.750%, 2/15/14^	$1,660,000	$1,647,550

		3,507,649

Specialty Retail (1.0%)
Asbury Automotive Group, Inc.
9.000%, 6/15/12^	750,000	755,625
8.000%, 3/15/14^	450,000	439,312
Autonation, Inc.
7.000%, 4/15/14^ §	745,000	737,550
PETCO Animal Supplies, Inc.
10.750%, 11/1/11	131,000	138,369

		2,070,856

Textiles, Apparel & Luxury Goods (2.5%)
INVISTA
9.250%, 5/1/12 §	325,000	336,375
Levi Strauss & Co.
10.258%, 4/1/12^ (l)	1,300,000	1,332,500
Perry Ellis International, Inc.,
Series B
8.875%, 9/15/13	1,450,000	1,421,000
Phillips-Van Heusen Corp.
7.250%, 2/15/11^	1,525,000	1,513,563
8.125%, 5/1/13	325,000	333,125

		4,936,563

Total Consumer Discretionary		60,262,184

Consumer Staples (5.8%)
Beverages (1.0%)
Constellation Brands, Inc.,
Series B
8.125%, 1/15/12^	870,000	896,100
Cott Beverages, Inc.
8.000%, 12/15/11^	1,145,000	1,156,450

		2,052,550

Food & Staples Retailing (2.5%)
Delhaize America, Inc.
8.125%, 4/15/11	785,000	835,183
Ingles Markets, Inc.
8.875%, 12/1/11^	2,025,000	2,116,125
Jean Coutu Group PJC, Inc.
7.625%, 8/1/12^	1,050,000	1,021,125
Stater Brothers Holdings
8.125%, 6/15/12^	970,000	962,725

		4,935,158

Food Products (1.1%)
Dole Food Co.
8.625%, 5/1/09^	663,000	633,165
Smithfield Foods, Inc.
7.625%, 2/15/08	505,000	507,525
Series B
7.750%, 5/15/13	1,100,000	1,097,250

		2,237,940

Household Products (1.0%)
American Greetings Corp.
7.375%, 6/1/16	130,000	130,000
Central Garden & Pet Co.
9.125%, 2/1/13	1,800,000	1,849,500

		1,979,500

Personal Products (0.2%)
Elizabeth Arden, Inc.
7.750%, 1/15/14^	360,000	353,700

Total Consumer Staples		11,558,848

Energy (7.2%)
Energy Equipment & Services (2.1%)
Atlas Pipeline Partners LP
8.125%, 12/15/15^ §	$1,245,000	$1,254,337
Dresser-Rand Group, Inc.
7.375%, 11/1/14	209,000	199,595
Hanover Equipment Trust,
Series 01-B
8.750%, 9/1/11	1,700,000	1,772,250
Universal Compression, Inc.
7.250%, 5/15/10^	850,000	852,125

		4,078,307

Oil, Gas & Consumable Fuels (5.1%)
AmeriGas Partners LP
7.250%, 5/20/15	400,000	388,000
AmeriGas Partners LP/ AmeriGas Eagle Finance Corp.
7.125%, 5/20/16	800,000	772,000
Basic Energy Services, Inc.
7.125%, 4/15/16 §	560,000	522,200
Chesapeake Energy Corp.
6.625%, 1/15/16^	1,790,000	1,704,975
Compton Petroleum Finance Corp.
7.625%, 12/1/13	1,000,000	962,500
Denbury Resources, Inc.
7.500%, 12/15/15^	550,000	551,375
El Paso Corp.
7.875%, 6/15/12	2,410,000	2,464,225
Ferrellgas Escrow LLC/ Ferrellgas Finance Escrow Corp.
6.750%, 5/1/14	1,093,000	1,038,350
Peabody Energy Corp.,
Series B
6.875%, 3/15/13	250,000	243,125
Pogo Producing Co.
7.875%, 5/1/13^ (b)	125,000	127,188
6.875%, 10/1/17^	720,000	681,300
Whiting Petroleum Corp.
7.000%, 2/1/14^	200,000	196,000
Williams Cos., Inc.
7.125%, 9/1/11	275,000	277,062
YPF Sociedad Anonima
9.125%, 2/24/09^	250,000	263,125

		10,191,425

Total Energy		14,269,732

Financials (8.8%)
Capital Markets (1.4%)
Arch Western Finance LLC
6.750%, 7/1/13	675,000	642,937
Basell AF SCA
8.375%, 8/15/15^ §	1,135,000	1,102,369
E*Trade Financial Corp.
7.375%, 9/15/13	1,050,000	1,052,625

		2,797,931

Consumer Finance (3.3%)
General Motors Acceptance Corp.
6.875%, 9/15/11	4,575,000	4,429,940
8.000%, 11/1/31^	2,155,000	2,113,415

		6,543,355

Diversified Financial Services (2.8%)
American Real Estate Partners LP/ American Real Estate Finance Corp.
7.125%, 2/15/13	100,000	98,250
BCP Crystal U.S. Holdings Corp.
9.625%, 6/15/14	1,040,000	1,116,700

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE HIGH-YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Di Finance/DynCorp International,
Series B
9.500%, 2/15/13	$1,437,000	$1,487,295
Dollar Financial Group, Inc.
9.750%, 11/15/11	1,406,000	1,507,935
Rainbow National Services LLC
8.750%, 9/1/12 §	200,000	211,500
10.375%, 9/1/14^ §	945,000	1,056,038

		5,477,718

Real Estate Investment Trusts (REITs) (1.3%)
Felcor Lodging LP (REIT)
8.500%, 6/1/11	1,300,000	1,368,250
Thornburg Mortgage, Inc. (REIT)
8.000%, 5/15/13	1,150,000	1,121,250

		2,489,500

Total Financials		17,308,504

Health Care (3.6%)
Health Care Equipment & Supplies (1.1%)
Accellent, Inc.
10.500%, 12/1/13^	1,050,000	1,081,500
Fisher Scientific International, Inc.
6.125%, 7/1/15	200,000	192,750
WH Holdings Ltd./WH Capital Corp.
9.500%, 4/1/11	825,000	905,438

		2,179,688

Health Care Providers & Services (1.9%)
DaVita, Inc.
6.625%, 3/15/13	680,000	647,700
HCA, Inc.
6.950%, 5/1/12	575,000	504,562
U.S. Oncology Holdings, Inc.
10.320%, 3/15/15^ (l)	935,000	950,194
U.S. Oncology, Inc.
9.000%, 8/15/12	1,550,000	1,612,000

		3,714,456

Pharmaceuticals (0.6%)
Angiotech Pharmaceuticals, Inc.
7.750%, 4/1/14 §	1,360,000	1,315,800

Total Health Care		7,209,944

Industrials (8.9%)
Aerospace & Defense (2.7%)
Alliant Techsystems, Inc.
6.750%, 4/1/16^	300,000	291,000
Argo-Tech Corp.
9.250%, 6/1/11	1,200,000	1,239,000
Bombardier, Inc.
6.750%, 5/1/12^ §	500,000	462,500
DRS Technologies, Inc.
6.625%, 2/1/16	725,000	697,813
Esterline Technologies Corp.
7.750%, 6/15/13	650,000	656,500
L-3 Communications Corp.
6.125%, 7/15/13	150,000	143,625
Series B
6.375%, 10/15/15	225,000	216,000
Moog, Inc.
6.250%, 1/15/15	650,000	609,375
TransDigm, Inc.
7.750%, 7/15/14^ (b)	1,075,000	1,072,312

		5,388,125

Building Products (0.4%)
Goodman Global Holding, Inc.,
7.875%, 12/15/12^	310,000	287,525
Series B
8.329%, 6/15/12 (l)	360,000	360,900

		648,425

Commercial Services & Supplies (1.7%)
Adesa, Inc.
7.625%, 6/15/12	$500,000	$491,250
Corrections Corp. of America
7.500%, 5/1/11	900,000	909,000
United Rentals North America, Inc.
6.500%, 2/15/12	2,120,000	2,003,400

		3,403,650

Electrical Equipment (1.0%)
Dresser, Inc.
10.125%, 4/15/11	1,950,000	1,984,125

Machinery (2.7%)
Briggs & Stratton Corp.
8.875%, 3/15/11	1,250,000	1,353,125
Case New Holland, Inc.
9.250%, 8/1/11	1,700,000	1,791,375
7.125%, 3/1/14 ^§	400,000	389,000
Douglas Dynamics LLC
7.750%, 1/15/12 §	1,000,000	945,000
Trinity Industries, Inc.
6.500%, 3/15/14	900,000	873,000

		5,351,500

Road & Rail (0.4%)
Hertz Corp.
8.875%, 1/1/14 §	725,000	755,812

Total Industrials		17,531,637

Information Technology (3.0%)
IT Services (1.8%)
iPayment, Inc.
9.750%, 5/15/14 §	880,000	880,000
Sungard Data Systems, Inc.
9.125%, 8/15/13^	1,550,000	1,582,938
4.875%, 1/15/14	1,300,000	1,114,750

		3,577,688

Office Electronics (0.6%)
Xerox Corp.
6.400%, 3/15/16	200,000	191,750
7.200%, 4/1/16	930,000	939,300

		1,131,050

Semiconductors & Semiconductor Equipment (0.6%)
Sensata Technologies B.V.
8.000%, 5/1/14^ §	1,170,000	1,123,200

Total Information Technology		5,831,938

Materials (9.6%)
Chemicals (1.7%)
Equistar Chemicals LP/ Equistar Funding Corp.
10.625%, 5/1/11	900,000	967,500
Nalco Co.
7.750%, 11/15/11	1,055,000	1,060,275
PolyOne Corp.
8.875%, 5/1/12^	625,000	624,219
Rockwood Specialties Group, Inc.
7.500%, 11/15/14^	800,000	780,000

		3,431,994

Construction Materials (0.5%)
Texas Industries, Inc.
7.250%, 7/15/13^	430,000	430,537
U.S. Concrete, Inc.
8.375%, 4/1/14	450,000	445,500
8.375%, 4/1/14 (b)	100,000	99,000

		975,037

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE HIGH-YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Containers & Packaging (1.6%)
Ball Corp.
6.875%, 12/15/12	$50,000	$49,750
Crown Americas LLC/Crown Americas Capital Corp.
7.750%, 11/15/15^ §	915,000	902,419
Owens-Brockway Glass Container, Inc.
8.750%, 11/15/12	825,000	870,375
Owens-Illinois, Inc.
7.350%, 5/15/08^	350,000	351,750
7.500%, 5/15/10	475,000	467,875
Stone Container Finance
7.375%, 7/15/14	575,000	511,750

		3,153,919

Metals & Mining (2.7%)
AK Steel Holding Corp.
7.750%, 6/15/12	650,000	640,250
California Steel Industries, Inc.
6.125%, 3/15/14	200,000	186,000
Foundation PA Coal Co.
7.250%, 8/1/14^	775,000	751,750
International Steel Group, Inc.
6.500%, 4/15/14	800,000	756,000
Ispat Inland ULC
9.750%, 4/1/14	844,000	936,840
Novelis, Inc.
7.250%, 2/15/15 §	800,000	774,000
Steel Dynamics, Inc.
9.500%, 3/15/09	1,325,000	1,371,375

		5,416,215

Paper & Forest Products (3.1%)
Abitibi-Consolidated Co. of Canada
8.375%, 4/1/15^	455,000	415,756
Bowater, Inc.
6.500%, 6/15/13^	1,210,000	1,058,750
Buckeye Technologies, Inc.
8.500%, 10/1/13	1,100,000	1,072,500
Catalyst Paper Corp.
7.375%, 3/1/14	200,000	178,000
Georgia-Pacific Corp.
8.125%, 5/15/11	1,335,000	1,331,663
9.500%, 12/1/11	250,000	262,500
Plastipak Holdings, Inc.
8.500%, 12/15/15^ §	1,165,000	1,153,350
Verso Paper Holdings LLC/Verson Paper, Inc.
9.235%, 8/1/14 § (l)	625,000	628,906

		6,101,425

Total Materials		19,078,590

Telecommunication Services (11.4%)
Diversified Telecommunication Services (4.6%)
Citizens Communications Co.
6.250%, 1/15/13	905,000	862,013
Hawaiian Telcom Communications, Inc.,
Series B
9.750%, 5/1/13^	1,550,000	1,581,000
PanAmSat Corp.
9.000%, 8/15/14	1,096,000	1,113,810
Pathnet, Inc.
12.250%, 4/15/08 †(h)	243,268	—
Qwest Corp.
8.875%, 3/15/12	1,325,000	1,427,687
Time Warner Telecom Holdings, Inc.
9.250%, 2/15/14^	1,130,000	1,161,075
Williams Communications Group, Inc.
11.700%, 8/1/08 † (h)	$750,000	$—
Windstream Corp.
8.625%, 8/1/16^ (b)	2,775,000	2,886,000

		9,031,585

Wireless Telecommunication Services (6.8%)
American Cellular Corp.,
Series B
10.000%, 8/1/11	2,250,000	2,356,875
Dobson Cellular Systems, Inc.
8.375%, 11/1/11 §	500,000	517,500
8.375%, 11/1/11^	550,000	569,250
9.875%, 11/1/12^	775,000	825,375
Intelsat Bermuda Ltd.
11.640%, 6/15/13^ (b)(l)	2,400,000	2,451,000
Intelsat Subsidiary Holding Co., Ltd.
10.484%, 1/15/12 (l)	500,000	507,500
8.625%, 1/15/15^	100,000	99,000
New Skies Satellites N.V.
9.125%, 11/1/12	800,000	852,000
Rogers Wireless, Inc.
9.625%, 5/1/11	1,500,000	1,657,500
7.500%, 3/15/15^	775,000	794,375
Zeus Special Subsidiary Ltd./ Intelsat Ltd.
0.000%, 2/1/15^ § (e)	4,340,000	2,940,350

		13,570,725

Total Telecommunication Services		22,602,310

Utilities (7.6%)
Electric Utilities (2.8%)
Edison Mission Energy
7.500%, 6/15/13 §	400,000	395,000
7.750%, 6/15/16 (b)	705,000	696,188
Inergy LP/Inergy Finance Corp.
6.875%, 12/15/14	550,000	518,375
Midwest Generation LLC
8.750%, 5/1/34^	1,450,000	1,542,437
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.
8.500%, 9/1/10	785,000	800,700
Sierra Pacific Resources
8.625%, 3/15/14^	750,000	794,221
Tenaska Alabama Partners LP
7.000%, 6/30/21 §	781,788	769,570

		5,516,491

Gas Utilities (0.9%)
ANR Pipeline Co.
8.875%, 3/15/10	250,000	264,188
Colorado Interstate Gas Co.
6.800%, 11/15/15	500,000	486,916
Suburban Propane Partners LP/ Suburban Energy Finance Corp.
6.875%, 12/15/13	1,035,000	980,662

		1,731,766

Independent Power Producers & Energy Traders (3.1%)
AES Corp.
9.500%, 6/1/09	360,000	379,800
8.875%, 2/15/11	600,000	633,000
8.750%, 5/15/13 §	425,000	454,750
Dynegy Holdings, Inc.
8.375%, 5/1/16^ §	335,000	329,138
Mirant North America LLC
7.375%, 12/31/13^ §	1,165,000	1,119,856
NRG Energy, Inc.
7.375%, 2/1/16	2,775,000	2,712,562

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE HIGH-YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2006 (Unaudited)

	Pricipal Amount	Value (Note 1)
TXU Corp., Series P
5.550%, 11/15/14	$595,000	$543,519

		6,172,625

Multi-Utilities (0.8%)
Reliant Energy, Inc.
9.250%, 7/15/10^	1,150,000	1,178,750
9.500%, 7/15/13	450,000	461,250

		1,640,000

Total Utilities		15,060,882

Total Long-Term Debt Securities (96.4%) (Cost $191,991,485)		190,714,569

	Number of Shares
COMMON STOCKS:
Consumer Discretionary (0.0%)
Media (0.0%)
NTL, Inc.	4,081	93,251

Total Consumer Discretionary		93,251

Financials (0.2%)
Diversified Financial Services (0.2%)
Leucadia National Corp.^	10,838	298,370

Total Financials		298,370

Information Technology (0.0%)
Computers & Peripherals (0.0%)
Axiohm Transaction Solutions, Inc.* †	4,056	—

Total Information Technology		—

Telecommunication Services (0.0%)
Diversified Telecommunication Services (0.0%)
XO Holdings, Inc.*^	1,285	5,076

Total Telecommunication Services		5,076

Total Common Stocks (0.2%) (Cost $2,446,041)		396,697

	Number of Warrants
WARRANTS:
Health Care (0.0%)
Life Sciences Tools & Services (0.0%)
Charles River Laboratories International, Inc.,
$5.19, expiring 10/1/09* †	350	80,582

Total Health Care		80,582

Information Technology (0.0%)
Communications Equipment (0.0%)
Loral Space & Communications,
$0.14, expiring 1/15/07* †	850	—
$23.70, expiring 12/26/06* †	5,584	—

		—

Internet Software & Services (0.0%)
Verado Holdings, Inc.,
$0.01, expiring 4/15/08* †	500	—

Total Information Technology		—

Telecommunication Services (0.0%)
Diversified Telecommunication Services (0.0%)
Pathnet, Inc.,
$0.01, expiring 4/15/08* †	250	—
XO Holdings, Inc.,
$6.25, expiring 1/16/10*	2,573	1,312
$7.50, expiring 1/16/10*	1,930	676
$10.00, expiring 1/16/10*	1,930	$386

Total Telecommunication Services		2,374

Total Warrants (0.0%) (Cost $8,416)		82,956

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (24.8%)
Banc of America Securities LLC
5.32%, 8/1/06	$49,126,009	49,126,009

Time Deposit (1.0%)
JPMorgan Chase Nassau
4.76%, 8/1/06	1,856,080	1,856,080

Total Short-Term Investments (25.8%) (Amortized Cost $50,982,089)		50,982,089

Total Investments (122.4%) (Cost/Amortized Cost $245,428,031)		242,176,311
Other Assets Less Liabilities (-22.4%)		(44,365,547)

Net Assets (100%)		$197,810,764

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $80,582 or 0.04% of net assets) valued at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At July 31, 2006, the market value of these securities amounted to $27,436,707 or 13.87% of net assets. Securities denoted with “§” but without “(b)” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of July 31, 2006. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default, non-income producing.

(l)	Floating rate security. Rate disclosed is as of July 31, 2006.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE HIGH-YIELD BOND FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2006 (Unaudited)

Investment security transactions for the nine months ended July 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$103,621,347
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$121,630,934

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,504,947
Aggregate gross unrealized depreciation	(5,850,143)

Net unrealized depreciation	$(3,345,196)

Federal income tax cost of investments	$245,521,507

At July 31, 2006, the Fund had loaned securities with a total value of $48,437,643. This was secured by collateral of $49,126,009 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Fund has a net capital loss carryforward of $20,093,438 of which $5,614,842 expires in the year 2009, $11,007,057 expires in the year 2010 and $3,471,539 expires in the year 2011.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (4.3%)
BHP Billiton Ltd.	183,268	$3,899,971
BHP Billiton Ltd. (ADR)^	73,500	3,101,700

		7,001,671

Bermuda (6.3%)
Ingersoll-Rand Co., Ltd., Class A	72,200	2,584,760
Nabors Industries Ltd.*	201,300	7,109,916
PartnerReinsurance Ltd.	12,100	751,773

		10,446,449

Brazil (5.6%)
Aracruz Celulose S.A. (ADR)^	72,800	3,638,544
Cia Vale do Rio Doce (ADR)^	166,000	3,851,200
Petroleo Brasileiro S.A. (ADR)	19,600	1,800,848

		9,290,592

Canada (26.9%)
Alcan, Inc.	85,800	3,926,208
Brookfield Asset Management, Inc., Class A (New York Exchange)	21,050	873,996
Brookfield Asset Management, Inc., Class A (Toronto Exchange)	25,050	1,037,683
Cameco Corp.	67,400	2,689,260
Canadian National Railway Co.	107,000	4,321,730
Canadian Natural Resources Ltd.	15,400	819,896
Canadian Pacific Railway Ltd.^	92,000	4,404,040
EnCana Corp.	17,900	967,674
Ensign Energy Services, Inc.	8,200	180,069
Finning International, Inc.	42,800	1,446,925
Inco Ltd. (When Issued)*	68,600	5,335,022
IPSCO, Inc.	50,800	4,780,788
Manulife Financial Corp.	53,300	1,688,544
Nexen, Inc.	16,200	948,852
Petro-Canada	19,300	863,698
Potash Corp. of Saskatchewan, Inc.^	2,000	189,000
Precision Drilling Trust^	5,000	173,550
Suncor Energy, Inc. (New York Exchange)	34,800	2,809,555
Suncor Energy, Inc. (Toronto Exchange)	7,200	583,560
Talisman Energy, Inc.	123,900	2,106,300
Teck Cominco Ltd., Class B (New York Exchange)	17,800	1,176,936
Teck Cominco Ltd., Class B (Toronto Exchange)	45,100	2,988,711
Trican Well Service Ltd.	6,600	140,496

		44,452,493

France (0.1%)
Groupe Danone	1,553	205,122

Germany (0.7%)
BASF AG	2,165	174,088
RWE AG	10,724	941,147

		1,115,235

Italy (1.5%)
Saipan S.p.A.	104,331	2,401,881

Luxembourg (4.4%)
Tenaris S.A. (ADR)	184,100	7,165,172

Mexico (0.6%)
Cemex S.A. de C.V. (ADR)*	37,020	1,048,406

Netherlands (1.2%)
Core Laboratories N.V.*	3,700	$270,100
ING Groep N.V. (ADR)	20,300	822,150
ING Groep N.V. (CVA)	23,132	938,143

		2,030,393

Sweden (0.7%)
Volvo AB (ADR)	6,200	329,034
Volvo AB, Class B	16,800	887,682

		1,216,716

Switzerland (5.2%)
Nestle S.A. (Registered)	5,100	1,670,179
Novartis AG (ADR)	13,000	730,860
Novartis AG (Registered)	14,884	844,920
Syngenta AG (ADR)^	10,000	287,500
Syngenta AG (Registered)*	12,786	1,836,880
UBS AG (Registered) (New York Exchange)	20,200	1,098,880
UBS AG (Registered) (Virt-x Exchange)	39,098	2,125,805

		8,595,024

United Kingdom (12.8%)
Anglo American plc	46,433	1,937,584
Anglo American plc (ADR)	77,000	1,621,620
BAE Systems plc	281,685	1,878,850
British American Tobacco plc	81,355	2,191,829
British American Tobaccoplc (ADR)^	18,800	1,011,628
Cadbury Schweppes plc	16,553	161,789
Cadbury Schweppes plc (ADR)^	20,400	800,904
Diageo plc	61,500	1,080,491
Diageo plc (Sponsored ADR)	50,800	3,572,256
Rio Tinto plc	60,335	3,114,731
Rio Tinto plc (ADR)^	18,100	3,780,909

		21,152,591

United States (23.1%)
Cooper Industries Ltd., Class A	50,800	4,376,928
GlobalSantaFe Corp.	126,300	6,937,659
Noble Corp.	96,200	6,902,350
Schlumberger Ltd.	99,700	6,664,945
Transocean, Inc.*	96,100	7,421,803
Weatherford International Ltd.*	123,600	5,789,423

		38,093,108

Total Common Stocks (93.4%) (Cost $145,909,346)		154,214,853

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (14.6%)
Banc of America Securities LLC
5.32%, 8/1/06	$24,176,155	24,176,155

Time Deposit (7.7%)
JPMorgan Chase Nassau
4.76%, 8/1/06	12,626,975	12,626,975

Total Short-Term Investments (22.3%) (Amortized Cost $36,803,130)		36,803,130

Total Investments (115.7%) (Cost/Amortized Cost $182,712,476)		191,017,983
Other Assets Less Liabilities (-15.7%)		(25,900,558)

Net Assets (100%)		$165,117,425

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE INTERNATIONAL GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2006 (Unaudited)

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

Glossary:

ADR — American Depositary Receipt

CVA — Dutch Certification

Market Sector Diversification

As a Percentage of Total Net Assets

Consumer Staples		6.5%
Energy
Energy Equipment & Services	31.0%
Oil, Gas & Consumable Fuels	8.2

Total Energy		39.2
Financials		5.6
Health Care		1.0
Industrials		12.2
Materials
Chemicals	1.5%
Construction Materials	0.7
Metals & Mining	23.9
Paper Forest Products	2.2

Total Materials		28.3
Utilities		0.6
Cash and Other		6.6

		100.0%

Investment security transactions for the nine months ended July 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$146,165,539
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$76,541,167

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,116,957
Aggregate gross unrealized depreciation	(2,811,450)

Net unrealized appreciation	$8,305,507

Federal income tax cost of investments	$182,712,476

At July 31, 2006, the Fund had loaned securities with a total value $19,523,600. This was secured by collateral of $24,176,155 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Fund has a net capital loss carryforward of $22,863,721 of which $1,442,366 expires in the year of 2008, $2,639,738 expires in the year 2009, $9,766,643 expires in the year 2010 and $9,014,974 expires in the year 2011.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.8%)
Hotels, Restaurants & Leisure (3.2%)
Starwood Hotels & Resorts Worldwide, Inc.	47,800	$2,513,324

Multiline Retail (5.8%)
Kohl’s Corp.*	35,600	2,016,028
Sears Holdings Corp.*	18,400	2,525,400

		4,541,428

Specialty Retail (1.8%)
Urban Outfitters, Inc.*^	97,400	1,421,066

Total Consumer Discretionary		8,475,818

Consumer Staples (10.1%)
Food & Staples Retailing (4.1%)
CVS Corp.	96,800	3,167,296

Household Products (3.2%)
Procter & Gamble Co.	44,400	2,495,280

Tobacco (2.8%)
Altria Group, Inc.	27,600	2,207,172

Total Consumer Staples		7,869,748

Energy (2.7%)
Oil, Gas & Consumable Fuels (2.7%)
Newfield Exploration Co.*	46,000	2,133,480

Total Energy		2,133,480

Financials (6.7%)
Commercial Banks (1.9%)
Commerce Bancorp, Inc./New Jersey^	44,000	1,494,680

Consumer Finance (4.8%)
American Express Co.	72,300	3,763,938

Total Financials		5,258,618

Health Care (14.2%)
Biotechnology (3.3%)
Amgen, Inc.*	36,800	2,566,432

Health Care Providers & Services (8.1%)
Cardinal Health, Inc.	48,900	3,276,300
Medco Health Solutions, Inc.*	51,600	3,061,428

		6,337,728

Pharmaceuticals (2.8%)
Allergan, Inc.	20,200	2,178,570

Total Health Care		11,082,730

Industrials (9.1%)
Aerospace & Defense (2.2%)
Boeing Co.	22,700	1,757,434

Airlines (1.8%)
U.S. Airways Group, Inc.*	30,400	1,388,976

Industrial Conglomerates (2.7%)
General Electric Co.	63,800	2,085,622

Road & Rail (2.4%)
Union Pacific Corp.	22,000	1,870,000

Total Industrials		7,102,032

Information Technology (42.3%)
Communications Equipment (8.7%)
Corning, Inc.*	105,200	2,006,164
QUALCOMM, Inc.	136,300	4,805,938

		6,812,102

Computers & Peripherals (6.3%)
Apple Computer, Inc.*	25,800	$1,753,368
SanDisk Corp.*	68,600	3,200,876

		4,954,244

Internet Software & Services (9.0%)
Akamai Technologies, Inc.*^	83,500	3,309,105
Google, Inc., Class A*	9,600	3,711,360

		7,020,465

Semiconductors & Semiconductor Equipment (2.8%)
National Semiconductor Corp.	93,600	2,177,136

Software (15.5%)
Electronic Arts, Inc.*	151,100	7,118,321
Microsoft Corp.	207,000	4,974,210

		12,092,531

Total Information Technology		33,056,478

Materials (2.7%)
Chemicals (2.7%)
Monsanto Co.	49,000	2,106,510

Total Materials		2,106,510

Total Common Stocks (98.6%) (Cost $80,302,367)		77,085,414

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (4.8%)
Banc of America Securities LLC
5.32%, 8/1/06	$3,730,850	3,730,850

Time Deposit (1.1%)
JPMorgan Chase Nassau
4.76%, 8/1/06	882,649	882,649

Total Short-Term Investments (5.9%) (Amortized Cost $4,613,499)		4,613,499

Total Investments (104.5%) (Cost/Amortized Cost $84,915,866)		81,698,913
Other Assets Less Liabilities (-4.5%)		(3,510,576)

Net Assets (100%)		$78,188,337

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2006 (Unaudited)

Investment security transactions for the nine months ended July 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$113,443,032
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$129,976,560

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,887,530
Aggregate gross unrealized depreciation	(6,302,915)

Net unrealized depreciation	$(3,415,385)

Federal income tax cost of investments	$85,114,298

At July 31, 2006, the Fund had loaned securities with a total value $3,703,342 which was secured by collateral of $3,730,850 which was received as cash and subsequently invested in short-term investments as reported in the portfolio.

For the nine months ended July 31, 2006, the Fund incurred approximately $1,962 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Fund has a net capital loss carryforward of $122,753,002 of which $15,034,858 expires in the year 2007, $73,520,656 expires in the year 2008 and $34,197,488 expires in the year 2009.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

July 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM DEBT SECURITIES:
Commercial Paper (92.3%)
Abbey National N.A. LLC
0.00%, 8/1/06 (p)	$5,000,000	$5,000,000
Allied Irish Banks N.A.
5.20%, 9/5/06 (m)(p)	4,000,000	3,979,292
American General Finance Corp.
0.00%, 8/1/06 (p)	4,500,000	4,500,000
Amstel Funding Corp.
5.20%, 9/6/06 (m)(p)	4,000,000	3,978,720
Atlantic Asset Securitization Corp.
5.18%, 9/1/06 (m)(p)	4,000,000	3,981,658
Atlantis One Funding Corp.
5.05%, 8/21/06 (m)(p)	4,000,000	3,988,245
BB&T Corp.
5.28%, 8/1/06 (p)	4,400,000	4,400,000
Bear Stearns Cos., Inc.
5.09%, 8/22/06 (p)	4,000,000	3,987,587
Beethoven Funding Corp.
5.22%, 9/5/06 (m)(p)	4,000,000	3,979,233
Bryant Park Funding LLC
5.08%, 8/22/06 (m)(p)	4,000,000	3,987,610
CC USA, Inc.
5.40%, 10/23/06 (m)(p)	4,000,000	3,950,200
Charta LLC
5.23%, 9/7/06 (m)(p)	4,000,000	3,978,047
Citigroup Funding, Inc.
5.09%, 8/23/06 (p)	4,000,000	3,987,044
CRC Funding LLC
5.07%, 8/22/06 (m)(p)	4,000,000	3,987,633
Cullinan Finance Corp.
5.40%, 10/23/06 (m)(p)	4,000,000	3,950,200
DaimlerChrysler Revolving Auto Conduit LLC
5.22%, 9/5/06 (p)	4,000,000	3,979,233
Deutsche Bank Financial LLC
0.00%, 8/1/06 (p)	5,000,000	5,000,000
FCAR Owner Trust
5.22%, 9/7/06 (p)	4,000,000	3,978,088
Grampian Funding LLC
5.38%, 10/25/06 (m)(p)	4,000,000	3,949,283
Greenwich Capital Holdings
0.00%, 8/1/06 (p)	4,500,000	4,500,000
HSBC USA, Inc.
5.21%, 9/5/06 (p)	4,000,000	3,979,272
Mane Funding Corp.
5.22%, 9/5/06 (m)(p)	4,000,000	3,979,233
Prudential Funding LLC
0.00%, 8/1/06 (p)	4,500,000	4,500,000
Sigma Finance, Inc.
5.07%, 8/22/06 (m)(p)	4,000,000	3,987,657
Thames Asset Global Securitization, Inc.
5.23%, 9/7/06 (m)(p)	4,000,000	3,978,047
UBS Finance Delaware LLC
0.00%, 8/1/06 (p)	5,000,000	5,000,000

Total Commercial Paper		108,466,282

Time Deposit (0.0%)
JPMorgan Chase Nassau
4.76%, 8/1/06	41,735	41,735

Variable Rate Securities (9.2%)
General Electric Capital Corp.
5.47%, 8/17/07 (l)	3,850,000	3,850,000
Merrill Lynch & Co., Inc.
5.60%, 5/11/07 (l)	2,000,000	2,000,000
Royal Bank of Canada
5.38%, 8/10/07 (l)	5,000,000	5,000,000

Total Variable Rate Securities		10,850,000

Total Investments (101.5%) (Amortized Cost $119,358,017)		119,358,017
Other Assets Less Liabilities (-1.5%)		(1,787,727)

Net Assets (100%)		$117,570,290

Federal Income tax cost of investments		$119,358,017

(l)	Floating rate security. Rate disclosed is as of July 31, 2006.

(m)	Section 4(2) Commercial Paper. Private Placement for non-current transaction. Notes are usually sold to accredited investors without the intent to freely re-sell their holding.

(p)	Yield to maturity.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SHORT DURATION BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (36.5%)
Asset Backed Securities (25.7%)
AmeriCredit Automobile Receivables Trust,
Series 05-DA A3
4.870%, 12/6/10	$650,000	$644,561
Amresco Residential Securities Mortgage Loan Trust,
Series 98-2 M1F
6.745%, 6/25/28	60,082	59,826
Atherton Franchisee Loan Funding,
Series 98-A A2
6.720%, 5/15/20 (b)	136,580	136,426
Capital One Master Trust,
Series 98-1 A
6.310%, 6/15/11	750,000	761,508
Capital One Multi-Asset Execution Trust,
Series 03-C1 C1
7.919%, 3/15/11 (l)	250,000	259,155
Carmax Auto Owner Trust,
Series 05-2 A3
4.210%, 1/15/10	600,000	591,209
Series 06-1 A3
5.330%, 9/15/10	150,000	149,951
Centex Home Equity,
Series 04-D MV3
6.385%, 9/25/34 (l)	750,000	757,698
Chase Credit Card Master Trust,
Series 01-4 C
6.269%, 11/17/08 (b)(l)	750,000	750,111
Citibank Credit Card Issuance Trust,
Series 02-C3 C3
6.050%, 12/15/09 (l)	220,000	222,445
Series 03-A3 A3
3.100%, 3/10/10	400,000	385,892
Series 05-B1 B1
4.400%, 9/15/10	750,000	733,407
Series 05-C5 C5
4.950%, 10/25/10	600,000	591,471
CNH Equipment Trust,
Series 06-A A3
5.200%, 8/16/10	700,000	698,132
Discover Card Master Trust I,
Series 03-2 B
3.850%, 8/15/10	500,000	487,280
DVI Receivables Corp.,
Series 03-1 D1
7.306%, 3/14/11 †(l)	160,268	—
Harley-Davidson Motorcycle Trust,
Series 06-2 A2
5.350%, 3/15/13	750,000	750,206
Household Automotive Trust,
Series 05-2 A3
4.370%, 5/17/10	500,000	493,292
John Deere Owner Trust,
Series 04-A A4
3.020%, 3/15/11	700,000	682,219
Lehman ABS Manufactured Housing Contract,
Series 01-B A3
4.350%, 5/15/14	144,065	136,387
Long Beach Auto Receivables Trust,
Series 05-A A3
4.080%, 6/15/10	700,000	692,195
MBNA Credit Card Master Note Trust,
Series 05-A7 A7
4.300%, 2/15/11	750,000	735,310
Morgan Stanley ABS Capital I,
Series 04-HE4 M3
6.885%, 5/25/34 (l)	$300,000	$299,993
Nissan Auto Receivables Owner Trust,
Series 06-B A3
5.160%, 2/15/10	350,000	349,086
Triad Auto Receivables Owner Trust,
Series 04-A A4
2.500%, 9/13/10	685,000	667,910
USAA Auto Owner Trust,
Series 06-1 A3
5.010%, 9/15/10	500,000	497,381

		12,533,051

Non-Agency CMO (10.8%)
Bank of America Mortgage Securities,
Series 03-B 2A2
4.413%, 3/25/33 (l)	137,782	135,424
Series 03-I 1A1
3.333%, 10/25/33 (l)	278,500	282,278
Series 04-A 1A1
3.494%, 2/25/34 (l)	396,869	397,532
Series 04-K 2A1
4.403%, 12/25/34 (l)	37,032	36,078
Bear Stearns Commercial Mortgage Securities,
Series 04-T16 A2
3.700%, 2/13/46	320,000	310,057
CS First Boston Mortgage Securities Corp.,
Series 03-C3 A2
2.843%, 5/15/38	500,000	478,988
Series 04-C1 A2
3.516%, 1/15/37	380,000	365,908
FFCA Secured Lending Corp.
Series 98-1 A1B
6.730%, 10/18/25 (b)	17,830	17,793
GCO Slims Trust, Series 06-1A
5.720%, 3/1/22 (b)	382,080	375,394
GMAC Commercial Mortgage Securities, Inc.,
Series 06-C1 A1
4.975%, 11/10/45	282,528	279,469
Greenwich Capital Commercial Funding Corp.
Series 02-C1 A1
3.357%, 1/11/13	315,633	308,425
GS Mortgage Securities Corp. II,
Series 05-GG4 A1P
5.285%, 7/10/39	298,591	297,589
LB-UBS Commercial Mortgage Trust,
Series 01-C3 A1
6.058%, 6/15/20	121,376	122,941
Morgan Stanley Capital I,
Series MSC 06-T21 A1
4.925%, 10/12/52	214,666	211,675
Nomura Asset Securities Corp.,
Series 98-D6 A1B
6.590%, 3/15/30	575,000	584,054
Sequoia Mortgage Trust,
Series 6A
5.690%, 4/19/27 (l)	108,121	108,195
Washington Mutual, Inc.,
Series 03-AR10 A4
4.064%, 10/25/33 (l)	495,402	489,728
Series 03-AR5 A6
3.695%, 6/25/33 (l)	500,000	481,958

		5,283,486

Total Asset-Backed and Mortgage-Backed Securities		17,816,537

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SHORT DURATION BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Consumer Discretionary (1.7%)
Automobiles (0.4%)
DaimlerChrysler N.A. Holding Corp.
4.050%, 6/4/08	$200,000	$194,115

Hotels, Restaurants & Leisure (0.7%)
Yum! Brands, Inc.
7.650%, 5/15/08	350,000	361,387

Media (0.6%)
Cox Enterprises, Inc.
4.375%, 5/1/08 (b)	300,000	292,571

Total Consumer Discretionary		848,073

Consumer Staples (1.2%)
Beverages (0.7%)
Diageo Capital plc
3.500%, 11/19/07	360,000	350,719

Food Products (0.5%)
Bunge Ltd. Finance Corp.
4.375%, 12/15/08	250,000	242,506

Total Consumer Staples		593,225

Energy (2.5%)
Oil, Gas & Consumable Fuels (2.5%)
Anadarko Petroleum Corp.
3.250%, 5/1/08	275,000	263,862
Norsk Hydro ASA
6.360%, 1/15/09	375,000	382,671
Ocean Energy, Inc.
4.375%, 10/1/07	300,000	295,681
Valero Energy Corp.
3.500%, 4/1/09	300,000	284,512

Total Energy		1,226,726

Financials (13.9%)
Capital Markets (0.8%)
Goldman Sachs Group, Inc.
3.875%, 1/15/09	400,000	385,416

Commercial Banks (4.3%)
Bank One N.A./Illinois
3.700%, 1/15/08^	400,000	389,983
First Union National Bank
5.800%, 12/1/08	250,000	252,482
Marshall & Ilsley Bank
3.800%, 2/8/08	375,000	365,651
RBS Capital Trust IV
6.299%, 9/29/49 (l)	600,000	602,355
Wells Fargo & Co.
3.120%, 8/15/08	500,000	478,864

		2,089,335

Consumer Finance (1.3%)
Capital One Bank
5.000%, 6/15/09	275,000	270,720
HSBC Finance Corp.
5.875%, 2/1/09	370,000	373,591

		644,311

Diversified Financial Services (3.0%)
Bank of America Corp.
3.875%, 1/15/08	375,000	367,044
Caterpillar Financial Services Corp.
3.800%, 2/8/08	370,000	361,177
CIT Group, Inc.
5.500%, 11/30/07	375,000	374,416
Citigroup, Inc.
4.200%, 12/20/07	350,000	344,015

		1,446,652

Insurance (1.8%)
American International Group, Inc.
2.875%, 5/15/08	$420,000	$402,355
Protective Life Secured Trusts
3.700%, 11/24/08	350,000	336,713
RenaissanceReinsurance Holdings Ltd.
7.000%, 7/15/08	150,000	152,925

		891,993

Real Estate (0.6%)
EOP Operating LP
6.800%, 1/15/09	300,000	307,562

Real Estate Investment Trusts (REITs) (2.1%)
Duke Realty Corp. (REIT)
6.800%, 2/12/09	265,000	271,785
iStar Financial, Inc. (REIT)
4.875%, 1/15/09	300,000	293,639
Kimco Realty Corp. (REIT)
3.950%, 8/5/08	150,000	145,858
Simon Property Group LP (REIT)
6.375%, 11/15/07	325,000	326,328

		1,037,610

Total Financials		6,802,879

Government Securities (29.6%)
Agency CMO (0.8%)
Government National Mortgage Association
4.201%, 8/16/26	384,236	371,325

U.S. Government Agencies (18.0%)
Federal Home Loan Bank
4.500%, 5/11/07	350,000	347,492
3.375%, 2/15/08	1,150,000	1,116,955
Federal Home Loan Mortgage Corp.
4.776%, 5/1/35 (l)	791,562	772,550
Federal National Mortgage Association
4.507%, 5/1/33 (l)	402,203	392,172
3.691%, 6/1/34 (l)	273,604	271,274
4.269%, 7/1/34 (l)	303,740	295,993
4.533%, 4/1/35 (l)	810,830	792,671
4.632%, 5/1/35 (l)	821,898	799,917
4.643%, 5/1/35 (l)	845,647	827,769
4.905%, 6/1/35 (l)	736,026	721,716
4.858%, 12/1/35 (l)	860,364	841,113
5.625%, 6/1/36 (l)	732,823	731,145
5.735%, 6/1/36 (l)	897,096	899,151

		8,809,918

U.S. Treasuries (10.8%)
U.S Treasury Notes
4.875%, 5/15/09^	1,175,000	1,173,440
3.125%, 1/31/07^	610,000	603,995
3.000%, 11/15/07^	210,000	204,635
4.875%, 4/30/08^	1,365,000	1,361,960
3.125%, 9/15/08^	1,620,000	1,560,833
3.375%, 10/15/09^	360,000	343,589

		5,248,452

Total Government Securities		14,429,695

Health Care (0.6%)
Health Care Providers & Services (0.6%)
WellPoint, Inc.
3.750%, 12/14/07	300,000	292,781

Total Health Care		292,781

Industrials (4.3%)
Aerospace & Defense (1.2%)
Goodrich Corp.
7.500%, 4/15/08	375,000	385,912

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SHORT DURATION BOND FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
Raytheon Co.
6.150%, 11/1/08	$200,000	$202,732

		588,644

Airlines (0.9%)
Southwest Airlines Co.
7.875%, 9/1/07	400,000	408,461

Industrial Conglomerates (0.6%)
Tyco International Group S.A.
6.125%, 1/15/09	300,000	303,264

Machinery (0.8%)
Illinois Tool Works, Inc.
5.750%, 3/1/09	375,000	378,760

Transportation Infrastructure (0.8%)
CSX Corp.
6.250%, 10/15/08	400,000	405,835

Total Industrials		2,084,964

Information Technology (1.4%)
Communications Equipment (0.6%)
Motorola, Inc.
4.608%, 11/16/07	300,000	296,707

IT Services (0.8%)
First Data Corp.
3.375%, 8/1/08	400,000	384,004

Total Information Technology		680,711

Materials (1.5%)
Chemicals (0.8%)
Praxair, Inc.
2.750%, 6/15/08	400,000	380,992

Metals & Mining (0.7%)
Alcoa, Inc.
4.250%, 8/15/07	350,000	344,179

Total Materials		725,171

Telecommunication Services (2.1%)
Diversified Telecommunication Services (1.5%)
Deutsche Telekom International Finance BV
3.875%, 7/22/08	370,000	358,802
Sprint Capital Corp.
6.125%, 11/15/08	355,000	359,254

		718,056

Wireless Telecommunication Services (0.6%)
Vodafone Group plc
3.950%, 1/30/08	315,000	307,979

Total Telecommunication Services		1,026,035

Utilities (3.7%)
Electric Utilities (3.0%)
Entergy Gulf States, Inc.
3.600%, 6/1/08	300,000	288,200
MidAmerican Energy Holding Co.
4.625%, 10/1/07	300,000	296,843
Ohio Edison Co.
4.000%, 5/1/08	300,000	291,831
Pacific Gas & Electric Co.
3.600%, 3/1/09	300,000	286,436
Public Service Co. of New Mexico
4.400%, 9/15/08	300,000	292,397

		1,455,707

Multi-Utilities (0.7%)
Duke Energy Corp.
4.200%, 10/1/08	$350,000	$339,947

Total Utilities		1,795,654

Total Long-Term Debt Securities (99.0%) (Cost $48,891,617)		48,322,451

SHORT-TERM INVESTMENTS:
Commercial Paper (0.2%)
Rabobank USA Finance Corp.
5.28%, 8/1/06 (p)	115,000	114,983

Short-Term Investment of Cash Collateral for Securities Loaned (7.9%)
Banc of America Securities LLC
5.32%, 8/1/06	3,839,755	3,839,755

Total Short-Term Debt Securities (8.1%) (Cost/Amortized Cost $3,954,755)		3,954,738

Total Investments (107.1%) (Cost/Amortized Cost $52,846,372)		52,277,189
Other Assets Less Liabilities (-7.1%)		(3,469,907)

Net Assets (100%)		$48,807,282

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $0 or 0% of net assets) valued at fair value.

(b)	Illiquid security.

(l)	Floating rate security. Rate disclosed is as of July 31, 2006.

(p)	Yield to maturity.

Glossary:

CMO — Collateralized Mortgage Obligation

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SHORT DURATION BOND FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2006 (Unaudited)

Investment security transactions for the nine months ended July 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$27,551,700
U.S. Government securities	11,705,225

$39,256,925

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$18,266,547
U.S. Government securities	15,775,353

$34,041,900

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$54,409
Aggregate gross unrealized depreciation	(628,556)

Net unrealized depreciation	$(574,147)

Federal income tax cost of investments	$52,851,336

At July 31, 2006, the Fund had loaned securities with a total value $5,692,145. This was secured by collateral of $3,839,755 of which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $1,955,510 was received in the form of short-term pooled securities, which the portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and Liabilities.

The Fund has a net capital loss carryforward of $187,133 which expires in the year 2013.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY GROWTH FUND

PORTFOLIO OF INVESTMENTS

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.0%)
Hotels, Restaurants & Leisure (4.9%)
Red Robin Gourmet Burgers, Inc.*^	37,225	$1,446,191
Shuffle Master, Inc.*^	80,585	2,349,053
Vail Resorts, Inc.*^	36,300	1,254,891

		5,050,135

Household Durables (2.5%)
Universal Electronics, Inc.*^	146,950	2,599,545

Leisure Equipment & Products (1.3%)
Pool Corp.^	36,200	1,409,266

Media (1.2%)
Entravision Communications Corp., Class A*	155,165	1,207,184

Specialty Retail (3.1%)
Build-A-Bear Workshop, Inc.*^	56,360	1,188,069
Genesco, Inc.*	73,580	1,991,810

		3,179,879

Textiles, Apparel & Luxury Goods (1.0%)
Volcom, Inc.*	51,205	1,030,757

Total Consumer Discretionary		14,476,766

Consumer Staples (3.1%)
Food Products (3.1%)
Delta & Pine Land Co.^	93,700	3,205,477

Total Consumer Staples		3,205,477

Energy (9.9%)
Energy Equipment & Services (9.9%)
Core Laboratories N.V.*	21,960	1,603,080
Horizon Offshore, Inc.*	50,755	1,145,540
Patterson-UTI Energy, Inc.	61,950	1,754,424
Tetra Technologies, Inc.*	83,140	2,378,635
Unit Corp.*	56,990	3,341,894

Total Energy		10,223,573

Financials (7.2%)
Capital Markets (1.0%)
Cowen Group, Inc.*	66,165	1,016,956

Commercial Banks (0.5%)
Boston Private Financial Holdings, Inc.	19,615	492,925

Consumer Finance (3.0%)
Cash America International, Inc.	90,700	3,106,475

Insurance (2.7%)
American Safety Insurance Holdings Ltd.*	32,340	548,163
Philadelphia Consolidated Holding Corp.*	66,745	2,260,653

		2,808,816

Total Financials		7,425,172

Health Care (16.6%)
Biotechnology (2.2%)
Arena Pharmaceuticals, Inc.*^	60,655	627,779
Ariad Pharmaceuticals, Inc.*^	166,450	694,097
deCODE genetics, Inc.*^	163,075	784,391
Dendreon Corp.*^	34,710	160,707

		2,266,974

Health Care Equipment & Supplies (7.7%)
American Medical Systems Holdings, Inc.*	137,520	2,509,740
Arrow International, Inc.	48,480	1,538,271
DJO, Inc.*	25,100	$990,697
Respironics, Inc.*	63,640	2,264,311
Thoratec Corp.*^	47,040	649,152

		7,952,171

Health Care Providers & Services (5.7%)
Allion Healthcare, Inc.*^	60,695	470,386
Centene Corp.*^	100,910	1,639,787
Healthways, Inc.*^	30,780	1,653,502
Horizon Health Corp.*^	77,140	1,016,705
Matria Healthcare, Inc.*^	46,080	1,136,794

		5,917,174

Health Care Technology (1.0%)
Per-Se Technologies, Inc.*^	42,670	1,018,533

Total Health Care		17,154,852

Industrials (10.3%)
Commercial Services & Supplies (5.1%)
Corrections Corp. of America*^	46,550	2,541,630
Waste Connections, Inc.*^	71,600	2,676,408

		5,218,038

Electrical Equipment (1.7%)
General Cable Corp.*^	48,085	1,716,634

Machinery (3.5%)
Actuant Corp., Class A^	31,125	1,369,811
Bucyrus International, Inc., Class A	46,585	2,269,156

		3,638,967

Total Industrials		10,573,639

Information Technology (32.6%)
Communications Equipment (1.9%)
EMS Technologies, Inc.*^	61,888	953,075
Ixia*^	108,375	1,004,636

		1,957,711

Computers & Peripherals (5.0%)
Avid Technology, Inc.*^	45,900	1,617,516
M-Systems Flash Disk Pioneers Ltd.*^	50,885	1,831,860
McData Corp., Class A*^	536,085	1,715,472

		5,164,848

Electronic Equipment & Instruments (10.5%)
Cogent, Inc.*^	111,045	1,571,287
Coherent, Inc.*^	72,850	2,335,571
Dolby Laboratories, Inc., Class A*	99,425	1,993,471
OYO Geospace Corp.*^	39,950	2,154,903
Photon Dynamics, Inc.*^	49,250	523,035
RadiSys Corp.*^	109,175	2,302,501

		10,880,768

Internet Software & Services (1.4%)
eCollege.com, Inc.*^	38,350	782,724
Internet Capital Group, Inc.*^	78,805	695,060

		1,477,784

Semiconductors & Semiconductor Equipment (6.2%)
Advanced Energy Industries, Inc.*^	96,335	1,246,575
ATMI, Inc.*^	12,715	337,837
Integrated Device Technology, Inc.*	155,570	2,406,668
Supertex, Inc.*^	28,300	940,692
Trident Microsystems, Inc.*^	84,405	1,453,454

		6,385,226

Software (7.6%)
Ansys, Inc.*^	56,570	2,595,997
Factset Research Systems, Inc.	49,015	2,151,759
Netsmart Technologies, Inc.*	64,283	842,705
Quality Systems, Inc.^	66,935	2,216,887

		7,807,348

Total Information Technology		33,673,685

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY GROWTH FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (4.0%)
Metals & Mining (4.0%)
Aleris International, Inc.*^	100,760	$4,125,115

Total Materials		4,125,115

Total Common Stocks (97.7%) (Cost $89,663,058)		100,858,279

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (31.1%)
Banc of America Securities LLC
5.32%, 8/1/06	$32,123,636	32,123,636

Time Deposit (2.5%)
JPMorgan Chase Nassau
4.76%, 8/1/06	$2,550,566	$2,550,566

Total Short-Term Investments (33.6%) (Amortized Cost $34,674,202)		34,674,202

Total Investments (131.3%) (Cost/Amortized Cost $124,337,260)		135,532,481
Other Assets Less Liabilities (-31.3%)		(32,307,308)

Net Assets (100%)		$103,225,173

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

Investment security transactions for the nine months ended July 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$45,069,213
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$54,285,134

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,170,629
Aggregate gross unrealized depreciation	(6,982,230)

Net unrealized appreciation	$11,188,399

Federal income tax cost of investments	$124,344,082

At July 31, 2006, the Fund had loaned securities with a total value $31,819,956. This was secured by collateral of $32,123,636 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $157,550, which the Portfolio cannot sell or repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY VALUE FUND

PORTFOLIO OF INVESTMENTS

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (21.5%)
Auto Components (2.8%)
BorgWarner, Inc.	140,000	$8,400,000
Dana Corp.	30,000	67,800
Federal-Mogul Corp.*^	30,000	10,800
Modine Manufacturing Co.	150,000	3,535,500
Proliance International, Inc.*^	166,000	725,420
Standard Motor Products, Inc.^	140,000	1,092,000
Strattec Security Corp.*^	21,000	841,050
Superior Industries International, Inc.^	2,000	36,420
Tenneco, Inc.*	20,000	464,600

		15,173,590

Automobiles (0.4%)
Coachmen Industries, Inc.^	15,000	162,450
Fleetwood Enterprises, Inc.*^	215,000	1,530,800
Monaco Coach Corp.^	25,000	266,250

		1,959,500

Hotels, Restaurants & Leisure (5.5%)
Aztar Corp.*.	55,000	2,845,700
Canterbury Park Holding Corp.	37,000	495,800
Churchill Downs, Inc.^	61,500	2,381,895
Denny’s Corp.*^	25,000	69,750
Dover Downs Gaming & Entertainment, Inc.^	125,000	2,006,250
Dover Motorsports, Inc.^	205,000	1,207,450
Gaylord Entertainment Co.*^	150,000	5,733,000
Kerzner International Ltd.*^	40,000	3,200,000
Magna Entertainment Corp., Class A*^	320,000	1,731,200
Marcus Corp.^	10,000	197,400
Pinnacle Entertainment, Inc.*^	120,000	3,291,600
Six Flags, Inc.*^	110,000	580,800
Steak n Shake Co.*^	97,000	1,433,660
Triarc Cos., Inc., Class A^	90,000	1,375,200
Triarc Cos., Inc., Class B^	175,000	2,448,250

		28,997,955

Household Durables (1.6%)
Cavalier Homes, Inc.*^	150,000	694,500
Cavco Industries, Inc.*^	80,000	2,620,000
Champion Enterprises, Inc.*^	160,000	1,060,800
Fedders Corp.*^	295,000	663,750
Jarden Corp.*^	3,000	86,970
Lenox Group, Inc.*	62,000	431,520
National Presto Industries, Inc.^	14,000	756,560
Nobility Homes, Inc.^	6,300	171,045
Palm Harbor Homes, Inc.*^	40,000	614,000
Skyline Corp.^	35,000	1,323,350
Southern Energy Homes, Inc.*	15,000	97,650
Syratech Corp.*	400	20

		8,520,165

Internet & Catalog Retail (0.0%)
ValueVision Media, Inc., Class A*^	20,000	215,200

Leisure Equipment & Products (0.3%)
Fairchild Corp., Class A*^	410,000	926,600
Marine Products Corp.^	75,000	642,000

		1,568,600

Media (8.8%)
Acme Communications, Inc.*^	114,000	581,400
Beasley Broadcasting Group, Inc., Class A^	60,000	423,000
Belo Corp., Class A	143,500	2,313,220
Cablevision Systems Corp. - New York Group, Class A	347,400	7,729,650
Crown Media Holdings, Inc., Class A*^	74,000	$298,220
E.W. Scripps Co., Class A	110,000	4,700,300
Fisher Communications, Inc.*^	73,500	2,976,015
Gemstar-TV Guide International, Inc.*^	350,000	1,008,000
Granite Broadcasting Corp.*	120,000	18,000
Gray Television, Inc.^	240,000	1,612,800
Gray Television, Inc., Class A^	62,000	443,920
Interactive Data Corp.*^	150,000	2,821,500
Interep National Radio Sales, Inc., Class A*	75,000	47,250
Journal Register Co.^	210,000	1,608,600
Lakes Entertainment, Inc.*^	244,500	2,156,490
Lee Enterprises, Inc.^	55,000	1,365,650
Liberty Global, Inc. Class A*^	15,013	328,034
Lin TV Corp., Class A*	200,000	1,316,000
Martha Stewart Living Omnimedia, Class A*^	6,000	101,760
McClatchy Co., Class A^	54,000	2,289,060
Media General, Inc., Class A^	146,000	5,318,780
Meredith Corp.	1,000	47,230
Nexstar Broadcasting Group, Inc., Class A*	40,000	164,000
Penton Media, Inc.*	300,000	129,000
Primedia, Inc.*^	680,000	1,135,600
Salem Communications Corp., Class A^	75,000	909,750
Sinclair Broadcast Group, Inc., Class A^	280,000	2,357,600
Spanish Broadcasting System, Class A*^	80,000	368,800
Triple Crown Media, Inc.*^	28,000	215,880
Value Line, Inc.^	16,000	648,160
World Wrestling Entertainment, Inc.^	30,000	489,600
Young Broadcasting, Inc., Class A*^	185,000	582,750

		46,506,019

Specialty Retail (1.6%)
Aaron Rents, Inc., Class A	3,000	66,000
AutoNation, Inc.*^	22,076	434,897
Big 5 Sporting Goods Corp.^	12,000	233,160
Bowlin Travel Centers, Inc.*	63,000	110,250
Cabela’s, Inc., Class A*^	1,000	18,590
CSK Auto Corp.*	100,000	1,211,000
Earl Scheib, Inc.*	120,000	438,000
Gander Mountain Co.*^	2,000	11,320
Midas, Inc.*^	325,000	5,606,250
Pep Boys - Manny, Moe & Jack^	40,000	431,200

		8,560,667

Textiles, Apparel & Luxury Goods (0.5%)
Hartmarx Corp.*^	135,000	845,100
Levcor International, Inc.*	60,000	39,000
Movado Group, Inc.^	60,000	1,351,800
Wolverine World Wide, Inc.	13,000	330,720

		2,566,620

Total Consumer Discretionary		114,068,316

Consumer Staples (8.3%)
Beverages (0.4%)
Boston Beer Co., Inc., Class A*^	48,000	1,413,600
Brown-Forman Corp., Class B	7,600	558,220
Vermont Pure Holdings Ltd.*	10,000	13,800

		1,985,620

Food & Staples Retailing (1.7%)
Ingles Markets, Inc., Class A^	200,000	4,010,000
Topps Co., Inc.^	255,000	2,083,350

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Weis Markets, Inc.^	74,800	$2,965,072

		9,058,422

Food Products (3.9%)
Corn Products International, Inc.	160,000	5,321,600
Del Monte Foods Co.	60,000	628,800
Farmer Brothers Co.^	25,000	524,500
Flowers Foods, Inc.	210,000	5,980,800
Griffin Land & Nurseries, Inc.*	65,300	2,070,010
Hain Celestial Group, Inc.*^	30,000	648,000
JM Smucker Co.	72,000	3,213,360
John B. Sanfilippo & Son, Inc.*^	2,000	25,500
Ralcorp Holdings, Inc.*^	54,000	2,250,720

		20,663,290

Household Products (1.4%)
Church & Dwight Co., Inc.	98,250	3,586,125
Energizer Holdings, Inc.*	16,000	1,018,080
Katy Industries, Inc.*	174,000	408,900
Oil-Dri Corp. of America	128,000	2,543,360
Spectrum Brands, Inc.*^	12,000	81,240

		7,637,705

Personal Products (0.9%)
Elizabeth Arden, Inc.*^	30,000	506,400
Revlon, Inc., Class A*^	309,999	291,399
Schiff Nutrition International, Inc.*	550,000	3,740,000

		4,537,799

Total Consumer Staples		43,882,836

Energy (0.9%)
Energy Equipment & Services (0.7%)
Lufkin Industries, Inc.^	3,000	186,030
RPC, Inc.^	61,000	1,403,000
W-H Energy Services, Inc.*	35,000	1,925,700

		3,514,730

Oil, Gas & Consumable Fuels (0.2%)
TransMontaigne, Inc.*	100,000	1,125,000

Total Energy		4,639,730

Financials (4.6%)
Capital Markets (1.2%)
BKF Capital Group, Inc.^	55,000	218,350
Epoch Holding Corp.*	504,000	2,343,600
SWS Group, Inc.^	145,000	3,780,150

		6,342,100

Commercial Banks (0.4%)
First Republic Bank/California	36,000	1,531,080
Sterling Bancorp/New York^	38,430	775,133

		2,306,213

Insurance (2.3%)
Alleghany Corp.*	11,999	3,317,364
Argonaut Group, Inc.*^	85,000	2,478,600
CNA Surety Corp.*^	280,000	5,110,000
Midland Co.^	27,500	1,031,250
Phoenix Cos., Inc.^	20,000	272,000

		12,209,214

Real Estate Management & Development (0.2%)
Gyrodyne Co. of America, Inc.*	21,000	990,570

Thrifts & Mortgage Finance (0.5%)
Crazy Woman Creek Bancorp, Inc.‡	51,000	841,500
Flushing Financial Corp.^	102,000	1,697,280

		2,538,780

Total Financials		24,386,877

Health Care (3.7%)
Biotechnology (0.0%)
Digene Corp.*^	1,500	$63,315

Health Care Equipment & Supplies (1.8%)
Align Technology, Inc.*^	60,000	405,600
ArthroCare Corp.*^	4,000	176,160
Biolase Technology, Inc.*^	22,000	180,620
Biosite, Inc.*^	17,500	682,150
Conmed Corp.*^	52,000	1,037,400
Dentsply International, Inc.	12,000	375,600
DJO, Inc.*	10,000	394,700
Edwards Lifesciences Corp.*	25,000	1,106,000
Encore Medical Corp.*	10,000	62,600
Exactech, Inc.*^	42,300	590,085
ICU Medical, Inc.*^	34,000	1,420,520
Inverness Medical Innovations, Inc.*^	30,000	892,200
Kensey Nash Corp.*^.	14,800	418,248
Lifecore Biomedical, Inc.*^	20,000	295,200
Orthofix International N.V.*	10,000	394,000
Regeneration Technologies, Inc.*	38,000	221,920
Sirona Dental Systems, Inc.^	6,000	200,340
Thoratec Corp.*^	40,000	552,000
Young Innovations, Inc.^	6,000	210,000

		9,615,343

Health Care Providers & Services (0.9%)
Chemed Corp.^	32,000	1,176,960
Henry Schein, Inc.*^	2,000	94,820
Landauer, Inc.^	27,000	1,262,790
OCA, Inc.*	1,000	360
Odyssey HealthCare, Inc.*^	8,000	144,080
Owens & Minor, Inc.^	50,000	1,510,500
Patterson Cos., Inc.*^	15,000	498,900

		4,688,410

Health Care Technology (0.0%)
AMICAS, Inc.*^	35,000	102,900
NWH, Inc.	2,000	36,360

		139,260

Life Sciences Tools & Services (0.4%)
Invitrogen Corp.*^	36,000	2,224,440
Thermo Electron Corp.*^	3,000	111,030

		2,335,470

Pharmaceuticals (0.6%)
Allergan, Inc	21,539	2,322,981
CNS, Inc.^	20,300	461,216
Collagenex Pharmaceuticals, Inc.*^	15,000	129,150

		2,913,347

Total Health Care		19,755,145

Industrials (31.7%)
Aerospace & Defense (5.7%)
AAR Corp.*^	52,000	1,231,360
Aviall, Inc.*^	130,000	6,178,900
Curtiss-Wright Corp.^	140,000	4,068,400
GenCorp, Inc.*^	380,000	5,589,800
Heico Corp.^	2,000	61,700
Herley Industries, Inc.*^	20,000	214,600
Moog, Inc., Class A*^	60,000	2,081,400
Precision Castparts Corp.	178,000	10,617,700

		30,043,860

Air Freight & Logistics (0.7%)
Park-Ohio Holdings Corp.*^	235,000	3,933,900

Commercial Services & Supplies (2.8%)
ACCO Brands Corp.*^	6,000	117,780
Allied Waste Industries, Inc.*^	150,000	1,524,000

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Central Parking Corp.^	18,000	$276,840
Nashua Corp.*	205,000	1,383,750
Republic Services, Inc.	102,000	4,096,320
Rollins, Inc.^	350,000	7,395,500

		14,794,190

Construction & Engineering (0.2%)
Xanser Corp.*	230,000	1,140,800

Electrical Equipment (6.6%)
A.O. Smith Corp., Class A	10,000	420,000
Acuity Brands, Inc.^	78,000	3,410,940
Ametek, Inc.	148,000	6,278,160
Baldor Electric Co.^	102,000	3,019,200
Belden CDT, Inc.^	78,000	2,531,100
C&D Technologies, Inc.^	8,000	56,800
Cooper Industries Ltd., Class A	24,000	2,067,840
Franklin Electric Co., Inc.^	42,000	1,997,940
GrafTech International Ltd.*^	170,000	912,900
Lamson & Sessions Co.*^	10,000	280,300
MagneTek, Inc.*^	130,000	365,300
Roper Industries, Inc.^	24,000	1,084,800
Tech/Ops Sevcon, Inc.	85,000	588,200
Thomas & Betts Corp.*	258,000	12,211,140

		35,224,620

Industrial Conglomerates (1.9%)
Sequa Corp., Class A*^	28,000	2,269,680
Sequa Corp., Class B*	45,000	3,645,000
Standex International Corp.^	60,000	1,641,600
Teleflex, Inc.	8,000	456,720
Tredegar Corp.^	125,000	1,977,500

		9,990,500

Machinery (11.3%)
Ampco-Pittsburgh Corp.	59,000	1,859,680
Baldwin Technology Co.*	270,000	1,433,700
Barnes Group, Inc.^	5,000	85,050
CIRCOR International, Inc.^	188,000	5,235,800
Clarcor, Inc.^	280,000	7,960,400
CNH Global N.V.	30,000	628,500
Crane Co.	140,000	5,376,000
Donaldson Co., Inc.^	70,000	2,302,300
Flowserve Corp.*	172,000	8,909,600
Gardner Denver, Inc.*	98,000	3,395,700
Gorman-Rupp Co.^	53,750	1,425,450
Graco, Inc.	99,000	3,889,710
IDEX Corp.	50,000	2,172,500
Lindsay Manufacturing Co.^	35,000	936,600
Met-Pro Corp.	2,833	36,602
Mueller Industries, Inc.	1,000	36,740
Mueller Water Products, Inc., Class A*^	5,000	79,250
Navistar International Corp.*	59,000	1,319,240
Oshkosh Truck Corp.	15,000	643,200
Pentair, Inc.	25,000	718,000
Robbins & Myers, Inc.^	150,000	4,020,000
Tennant Co.^	84,000	1,996,680
Watts Water Technologies, Inc., Class A^	183,500	5,345,355

		59,806,057

Trading Companies & Distributors (2.5%)
GATX Corp.	190,000	7,446,100
Huttig Building Products, Inc.*	85,000	499,800
Industrial Distribution Group, Inc.*^	74,000	639,360
Kaman Corp.^	250,000	4,587,500
National Patent Development Corp.*^	35,000	$54,950

		13,227,710

Total Industrials		168,161,637

Information Technology (3.7%)
Communications Equipment (0.3%)
Andrew Corp.*	20,000	169,000
Communications Systems, Inc.^	100,000	950,000
Plantronics, Inc.^	5,500	85,580
Stratos International, Inc.*^	20,000	128,000
Sycamore Networks, Inc.*^	30,000	109,200

		1,441,780

Computers & Peripherals (0.3%)
Intermec, Inc.*^	70,000	1,708,000

Electronic Equipment & Instruments (2.1%)
CTS Corp.^	265,000	3,818,650
Fargo Electronics, Inc.*^	28,000	713,440
Flir Systems, Inc.*^	4,000	96,040
Gerber Scientific, Inc.*^	145,000	2,222,850
IntriCon Corp.*	155,000	792,050
Park Electrochemical Corp.^	125,000	3,078,750
Paxar Corp.*^	31,000	571,020

		11,292,800

Internet Software & Services (0.0%)
Jupitermedia Corp.*^	2,000	20,020

IT Services (0.8%)
Edgewater Technology, Inc.*	424,000	2,552,480
StarTek, Inc.^	10,000	133,100
Tyler Technologies, Inc.*^	120,000	1,442,400

		4,127,980

Semiconductors & Semiconductor Equipment (0.1%)
MoSys, Inc.*^	83,000	595,940

Software (0.1%)
FalconStor Software, Inc.*^	30,000	204,000
GSE Systems, Inc.*	9,907	40,123
OpenTV Corp., Class A*^	70,000	221,200

		465,323

Total Information Technology		19,651,843

Materials (8.7%)
Chemicals (5.0%)
Arch Chemicals, Inc.^	2,000	70,880
Chemtura Corp.^	320,000	2,755,200
Core Molding Technologies, Inc.*	273,000	1,607,970
Cytec Industries, Inc.^	12,000	640,920
Ferro Corp.^	160,000	2,584,000
H.B. Fuller Co.	43,000	1,719,140
Hercules, Inc.*^	340,000	4,726,000
MacDermid, Inc.	129,000	3,486,870
NewMarket Corp.^	43,000	2,140,540
Olin Corp.	50,000	801,500
Omnova Solutions, Inc.*	250,000	1,507,500
Scotts Miracle-Gro Co., Class A	10,000	392,300
Sensient Technologies Corp.	200,000	3,988,000

		26,420,820

Containers & Packaging (3.3%)
Crown Holdings, Inc.*	15,000	249,900
Greif, Inc., Class A^	134,000	9,274,140
Myers Industries, Inc.	400,000	6,656,000
Pactiv Corp.*	55,000	1,348,050

		17,528,090

Metals & Mining (0.3%)
Barrick Gold Corp.	44,000	1,355,200

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY VALUE FUND

PORTFOLIO OF INVESTMENTS (Continued)

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Kinross Gold Corp.*^	16,000	$185,120

		1,540,320

Paper & Forest Products (0.1%)
Schweitzer-Mauduit International, Inc.^	40,000	809,200

Total Materials		46,298,430

Telecommunication Services (4.8%)
Diversified Telecommunication Services (1.5%)
Atlantic Tele-Network, Inc.	27,500	510,950
ATX Communications, Inc.*†	70,001	798
Cincinnati Bell, Inc.*	800,000	3,208,000
Commonwealth Telephone Enterprises, Inc.	60,000	2,010,600
D&E Communications, Inc.	145,000	1,747,250
McLeodUSA, Inc., Class A*†	5,001	24
Windstream Corp.	57,900	725,486

		8,203,108

Wireless Telecommunication Services (3.3%)
ALLTEL Corp.	56,000	3,089,520
Centennial Communications Corp.^	90,000	478,800
Dobson Communications Corp.*^	55,000	369,050
Price Communications Corp.*^	60,000	1,041,600
Rogers Communications, Inc., Class B	125,000	5,337,500
Rural Cellular Corp., Class A*	70,000	595,000
U.S. Cellular Corp.*	15,000	902,250
Vimpel-Communications OAO (ADR)*	117,000	5,639,400

		17,453,120

Total Telecommunication Services		25,656,228

Utilities (8.4%)
Electric Utilities (4.4%)
Allegheny Energy, Inc.*	60,000	2,463,000
Duquesne Light Holdings, Inc.^	370,000	7,203,900
El Paso Electric Co.*	330,000	7,233,600
Maine & Maritimes Corp.	8,700	140,505
Otter Tail Corp.^	30,000	889,800
Westar Energy, Inc.^	240,000	5,544,000

		23,474,805

Gas Utilities (2.1%)
AGL Resources, Inc.	18,000	702,360
Atmos Energy Corp.	20,000	575,400
Nicor, Inc.^	60,000	2,629,200
ONEOK, Inc.	45,000	1,674,450
SEMCO Energy, Inc.*	50,000	307,500
Southern Union Co.	89,192	2,420,671
Southwest Gas Corp.^	79,000	2,601,470

		10,911,051

Independent Power Producers & Energy Traders (0.0%)
Mirant Corp.*	1,355	36,003

Multi-Utilities (1.1%)
Aquila, Inc.*	320,000	1,420,800
CH Energy Group, Inc.^	63,500	3,148,965
CMS Energy Corp.*	30,000	420,300
Florida Public Utilities Co.	37,998	509,173

		5,499,238

Water Utilities (0.8%)
SJW Corp.^	167,000	4,393,770

Total Utilities		44,314,867

Total Common Stocks (96.3%) (Cost $341,213,520)		510,815,909

PREFERRED STOCK:
Consumer Discretionary (0.1%)
Media (0.1%)
Granite Broadcasting Corp., 12.75%, 4/1/09 (Cost $3,433,500)	5,500	$687,500

	Number of Warrants
WARRANTS:
Utilities (0.0%)
Independent Power Producers & Energy Traders (0.0%)
Mirant Corp., expiring 1/3/11* (Cost $6,913)	4,351	42,205

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (27.1%)
Banc of America Securities LLC
5.32%, 8/1/06	$143,701,663	143,701,663

Time Deposit (3.8%)
JPMorgan Chase Nassau
4.76%, 8/1/06	20,469,838	20,469,838

Total Short-Term Investments (30.9%) (Amortized Cost $164,171,501)		164,171,501

Total Investments (127.3%) (Cost/Amortized Cost $508,825,434)		675,717,115
Other Assets Less Liabilities (-27.3%)		(145,098,513)

Net Assets (100%)		$530,618,602

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $822 or 0.00% of net assets) valued at fair value.

‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR — American Depositary Receipt

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SMALL COMPANY VALUE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2006 (Unaudited)

Investments in companies which were affiliates for the nine months ended July 31, 2006, were as follows:

Securities	Market Value October 31, 2005	Purchases at Cost	Sales at Cost	Market Value July 31, 2006	Dividend Income	Realized Gain
Crazy Woman Creek Bancorp, Inc.	$721,650	$—	$—	$841,500	$18,360	$—

Investment security transactions for the nine months ended July 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$18,491,666
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$125,318,241

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$204,203,795
Aggregate gross unrealized depreciation	(40,289,912)

Net unrealized appreciation	$163,913,883

Federal income tax cost of investments	$511,803,232

At July 31, 2006, the Fund had loaned securities with a total value $140,654,145. This was secured by collateral of $143,701,663 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the nine months ended July 31, 2006, the Fund incurred approximately $89,760 as brokerage commissions with Gabelli & Co., an affiliated broker/dealer.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SOCIALLY RESPONSIBLE FUND

PORTFOLIO OF INVESTMENTS

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (8.1%)
Hotels, Restaurants & Leisure (1.6%)
McDonald’s Corp.	7,900	$279,581

Household Durables (1.3%)
Black & Decker Corp.	600	42,306
Whirlpool Corp.	2,400	185,256

		227,562

Media (1.8%)
Walt Disney Co.	10,100	299,869

Multiline Retail (0.8%)
J.C. Penney Co., Inc.	2,300	144,808

Specialty Retail (1.6%)
AutoZone, Inc.*	800	70,296
Home Depot, Inc.	2,200	76,362
Pacific Sunwear of California, Inc.*	7,400	123,432

		270,090

Textiles, Apparel & Luxury Goods (1.0%)
Liz Claiborne, Inc.	4,700	166,145

Total Consumer Discretionary		1,388,055

Consumer Staples (3.8%)
Food & Staples Retailing (1.3%)
Safeway, Inc.	7,800	219,024

Food Products (2.5%)
Del Monte Foods Co.	18,900	198,072
General Mills, Inc.	4,300	223,170

		421,242

Total Consumer Staples		640,266

Energy (10.4%)
Energy Equipment & Services (1.5%)
GlobalSantaFe Corp.	4,500	247,185

Oil, Gas & Consumable Fuels (8.9%)
Anadarko Petroleum Corp.	3,600	164,664
Apache Corp.	3,200	225,504
BP plc (ADR)	5,100	369,852
ConocoPhillips	6,000	411,840
Devon Energy Corp.	5,400	349,056

		1,520,916

Total Energy		1,768,101

Financials (31.8%)
Capital Markets (1.7%)
Bear Stearns Co., Inc.	2,000	283,740

Commercial Banks (5.3%)
KeyCorp.	7,400	273,060
PNC Financial Services Group, Inc.	2,600	184,184
U.S. Bancorp.	7,800	249,600
Wachovia Corp.	3,700	198,431

		905,275

Diversified Financial Services (8.9%)
Bank of America Corp.	12,700	654,431
Citigroup, Inc.	12,700	613,537
JPMorgan Chase & Co.	5,400	246,348

		1,514,316

Insurance (12.1%)
ACE Ltd.	3,900	200,967
Allstate Corp.	4,200	238,644
American International Group, Inc.	3,800	230,546
Aon Corp.	4,800	164,304
Axis Capital Holdings Ltd.	8,200	242,392
Chubb Corp.	4,600	231,932
MetLife, Inc.	4,500	$234,000
Nationwide Financial Services, Inc.	6,000	270,480
St. Paul Travelers Cos., Inc.	5,600	256,480

		2,069,745

Real Estate Investment Trusts (REITs) (1.1%)
Equity Office Properties Trust (REIT)	5,200	197,132

Thrifts & Mortgage Finance (2.7%)
Fannie Mae	3,600	172,476
Washington Mutual, Inc.^	6,400	286,080

		458,556

Total Financials		5,428,764

Health Care (4.8%)
Health Care Equipment & Supplies (0.8%)
Boston Scientific Corp.*	7,600	129,276

Health Care Providers & Services (2.3%)
CIGNA Corp.	2,500	228,125
UnitedHealth Group, Inc.	3,500	167,405

		395,530

Pharmaceuticals (1.7%)
Bristol-Myers Squibb Co.	12,100	290,037

Total Health Care		814,843

Industrials (8.2%)
Commercial Services & Supplies (2.4%)
Deluxe Corp.	7,400	125,800
Pitney Bowes, Inc.	6,600	272,712

		398,512

Electrical Equipment (1.0%)
Cooper Industries Ltd., Class A	2,000	172,320

Machinery (1.8%)
Deere & Co.	4,300	312,051

Road & Rail (3.0%)
Burlington Northern Santa Fe Corp.	4,200	289,422
CSX Corp.	3,600	218,448

		507,870

Total Industrials		1,390,753

Information Technology (9.8%)
Communications Equipment (1.1%)
Nokia Oyj (ADR)	9,400	186,590

Computers & Peripherals (5.6%)
Electronics for Imaging, Inc.*	10,100	203,818
Hewlett-Packard Co.	9,400	299,954
International Business Machines Corp.	5,800	448,978

		952,750

IT Services (0.9%)
Sabre Holdings Corp., Class A^	7,100	146,970

Semiconductors & Semiconductor Equipment (0.9%)
Intel Corp.	9,100	163,800

Software (1.3%)
CA, Inc.^	10,800	226,368

Total Information Technology		1,676,478

Materials (8.6%)
Chemicals (6.1%)
Air Products & Chemicals, Inc.	5,000	319,650
Huntsman Corp.*	13,200	210,540
PolyOne Corp.*	26,100	217,935
Praxair, Inc.	4,300	235,812
Wellman, Inc.^	15,500	47,120

		1,031,057

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SOCIALLY RESPONSIBLE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2006 (Unaudited)

	Number of Shares	Value (Note 1)
Containers & Packaging (1.4%)
Temple-Inland, Inc.	5,800	$246,732

Paper & Forest Products (1.1%)
MeadWestvaco Corp.	7,100	185,452

Total Materials		1,463,241

Telecommunication Services (5.0%)
Diversified Telecommunication Services (4.1%)
AT&T, Inc.	7,200	215,928
BCE, Inc.	10,339	236,143
Bell Aliant Regional Communications Income Fund*	819	25,442
Embarq Corp.*	410	18,552
Verizon Communications, Inc.	6,200	209,684

		705,749

Wireless Telecommunication Services (0.9%)
Sprint Nextel Corp.	7,600	150,480

Total Telecommunication Services		856,229

Utilities (6.4%)
Electric Utilities (3.7%)
IDACORP, Inc.	10,400	387,712
Reliant Energy, Inc.*^	18,900	237,762

		625,474

Multi-Utilities (2.7%)
OGE Energy Corp.^	12,300	465,555

Total Utilities		1,091,029

Total Common Stocks (96.9%) (Cost $16,822,702)		16,517,759

SHORT-TERM INVESTMENTS:
Short-Term Investment of Cash Collateral for Securities Loaned (5.1%)
Banc of America Securities LLC
5.32%, 8/1/06	$878,097	$878,097

Time Deposit (2.6%)
JPMorgan Chase Nassau
4.76%, 8/1/06	436,668	436,668

Total Short-Term Investments (7.7%) (Amortized Cost $1,314,765)		1,314,765

Total Investments (104.6%) (Cost/Amortized Cost $18,137,467)		17,832,524
Other Assets Less Liabilities (-4.6%)	.	(785,930)

Net Assets (100%)		$17,046,594

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the nine months ended July 31, 2006 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$26,632,088
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$30,427,690

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$639,860
Aggregate gross unrealized depreciation	(966,556)

Net unrealized depreciation	$(326,696)

Federal income tax cost of investments	$18,159,220

At July 31, 2006, the Fund had loaned securities with a total value $868,274. This was secured by collateral of $878,097 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Fund has a net capital loss carryforward of $25,155 which expires in the year 2011.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE TAX-EXEMPT INCOME FUND

PORTFOLIO OF INVESTMENTS

July 31, 2006 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Alabama (4.8%)
Mobile Water & Sewer Commissioners
5.250%, 1/1/18	$1,000,000	$1,054,270

California (5.8%)
Hacienda La Puente Unified School District,
Series B
5.250%, 8/1/23	1,200,000	1,279,428

Colorado (7.6%)
Colorado Department of Transportation (Prerefunded)
6.000%, 6/15/15	1,000,000	1,083,820
Colorado Health Facilities Authority
5.500%, 9/1/16	550,000	579,546

		1,663,366

Florida (14.5%)
Coral Gables Health Facilities Authority
5.250%, 8/15/24	1,000,000	1,056,980
Miami-Dade County Expressway Authority,
Series B
5.250%, 7/1/26	1,000,000	1,062,410
Tampa Water & Sewer,
Series A
5.250%, 10/1/19	1,000,000	1,065,380

		3,184,770

Illinois (13.5%)
Chicago Skyway Toll Bridge (Prerefunded)
5.500%, 1/1/31	1,000,000	1,077,300
Cook County, Illinois,
Series A (Prerefunded)
5.125%, 11/15/26	735,000	777,520
Series A (Unrefunded)
5.125%, 11/15/26	265,000	272,844
Metropolitan Pier & Exposition Authority
5.250%, 12/15/28	800,000	826,408

		2,954,072

Michigan (4.9%)
Michigan Municipal Bond Authority (Prerefunded)
5.750%, 10/1/16	1,000,000	1,068,240

Missouri (5.0%)
Missouri State Health & Educational Facilities Authority
5.500%, 10/1/15	1,000,000	1,101,150

Nevada (6.5%)
Clark County School District
5.500%, 6/15/13	1,300,000	1,419,275

New York (4.8%)
New York State Dormitory Authority (Prerefunded)
5.250%, 7/1/30	1,000,000	1,055,180

Ohio (4.7%)
Hamilton County, Ohio Sales Tax
5.000%, 12/1/27	1,000,000	1,019,190

South Carolina (5.9%)
South Carolina State Public Service Authority,
Series A
5.750%, 1/1/15	1,200,000	1,282,728

South Dakota (4.6%)
South Dakota Housing Development Authority,
Series K
5.050%, 5/1/36	$1,000,000	$1,003,950

Texas (12.1%)
Harris County Health Facilities Development Corp.,
Series A (Prerefunded)
5.750%, 7/1/14	1,000,000	1,063,890
Houston Utilities System Revenue,
Series A
5.250%, 5/15/25	1,500,000	1,580,130

		2,644,020

Washington (2.6%)
Washington State,
Series B & AT-7
6.400%, 6/1/17	500,000	579,875

Wisconsin (1.4%)
Kimberly Area School District
5.000%, 3/1/23	300,000	311,649

Total Long Term Debt Securities (98.7%) (Cost $20,626,855)		21,621,163

SHORT-TERM INVESTMENT:
Time Deposit (0.5%)
JPMorgan Chase Nassau 4.76%, 8/1/06 (Amortized Cost $119,280)	119,280	119,280

Total Investments (99.2%) (Cost/Amortized Cost $20,746,135)		21,740,443
Other Assets Less Liabilities (0.8%)		164,960

Net Assets (100%)		$21,905,403

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE TAX-EXEMPT INCOME FUND

PORTFOLIO OF INVESTMENTS (Concluded)

July 31, 2006 (Unaudited)

Investment security transactions for the nine months ended July 31, 2006 were as follows:

Cost of Purchases:
Long-term debt securities	$7,130,337
Net Proceeds of Sales and Redemptions:
Long-term debt securities	$11,520,674

As of July 31, 2006, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$994,308
Aggregate gross unrealized depreciation	—

Net unrealized appreciation	$994,308

Federal income tax cost of investments	$20,746,135

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

July 31, 2006 (Unaudited)

Note 1 Organization and Significant Accounting Policies

AXA Enterprise Funds Trust (“Trust”) is a Delaware trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with 16 Funds (each a “Fund” and together the “Funds”). The investment manager to each Fund is AXA Equitable Life Insurance Company (“AXA Equitable” or the “Manager”). The day-to-day portfolio management of each Fund is provided by an investment sub-adviser (each an “Adviser”) selected by the Manager.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this involves future claims that may be made against the Trust. However, based on experience, the Trust and management expect such risk of loss to be remote.

During the reporting period, each Fund had four classes of shares outstanding: Class A, Class B, Class C and Class Y. There are an unlimited number of shares with a par value of $0.001 authorized. Under the Trust’s multiple class distribution system, all classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan.

The investment objectives of each Fund are as follows:

AXA Enterprise Capital Appreciation Fund (advised by Marsico Capital Management, LLC) — Maximum capital appreciation.

AXA Enterprise Deep Value Fund (advised by Barrow, Hanley, Mewhinney & Strauss, Inc.) — Total return through capital appreciation with income as a secondary consideration.

AXA Enterprise Equity Fund (advised by TCW Investment Management Company (“TCW”)) — Long-term capital appreciation.

AXA Enterprise Equity Income Fund (advised by Boston Advisors, Inc.) — Above average and consistent total return through a combination of growth and income investing.

AXA Enterprise Global Financial Services Fund (advised by AllianceBernstein L.P.) — Capital appreciation.

AXA Enterprise Government Securities Fund (advised by TCW) — Current income and safety of principal.

AXA Enterprise Growth and Income Fund (advised by UBS Global Asset Management (Americas), Inc.) — Total return through capital appreciation with income as a secondary consideration.

AXA Enterprise High-Yield Bond Fund (advised by Caywood-Scholl Capital Management) — Maximum current income.

AXA Enterprise International Growth Fund (advised by Wentworth, Hauser, and Violich) — Capital appreciation.

AXA Enterprise Large Cap Growth Fund (advised by Ark Asset Management Co., Inc. (“Ark”)) — Capital appreciation.

AXA Enterprise Money Market Fund (advised by The Dreyfus Corporation) — Highest possible level of current income consistent with preservation of capital and liquidity.

AXA Enterprise Short Duration Bond Fund (advised by Fund Asset Management, L.P. (doing business as Mercury Advisors)) — Current income with reduced volatility of principal.

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

July 31, 2006 (Unaudited)

AXA Enterprise Small Company Growth Fund (advised by Eagle Asset Management, Inc.) — Capital appreciation.

AXA Enterprise Small Company Value Fund (advised by GAMCO Asset Management, Inc.) — Maximum capital appreciation.

AXA Enterprise Socially Responsible Fund (formerly AXA Enterprise Global Socially Responsive Fund) (advised by Brandywine Global Investment Management LLC) — Total return.

AXA Enterprise Tax-Exempt Income Fund (advised by MBIA Capital Management Corp.) — A high level of current income exempt from federal income tax, with consideration given to preservation of principal.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

Options, including options on futures that are traded on exchanges, are valued at their last sale price and, if the last sale price is not available, then the previous day’s sale price is used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees (“Trustees”).

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly or in American Depository Receipt (ADR) or similar form in the United States are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

July 31, 2006 (Unaudited)

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices. The AXA Enterprise Money Market Fund values all short-term debt securities at amortized cost.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Trustees.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Fund when the Trust’s Manager deems that the particular event or circumstance would materially affect such Fund’s net asset value.

Distributions of capital gains, if any, from each of the Funds, other than the AXA Enterprise Money Market Fund, are made at least annually. Dividends from net investment income, if any, for all Funds other than the fixed-income Funds (“fixed-income Funds” are the AXA Enterprise Government Securities Fund, AXA Enterprise High-Yield Bond Fund, AXA Enterprise Money Market Fund and AXA Short Duration Bond Fund) are declared and paid at least annually. Dividends from net investment income for the fixed-income Funds are declared daily and paid monthly. Dividends from net investment income and any net realized capital gains for the AXA Enterprise Money Market Fund are declared daily and paid or reinvested monthly in additional shares of the AXA Enterprise Money Market Fund at net asset value. Income distributions are paid out at the class level, whereas capital gains are paid out at the Fund level.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount) on debt securities using the effective yield method is accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities in interest income.

Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities - at the valuation date.

(ii)	purchases and sales of investment securities, income and expenses - at the date of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

July 31, 2006 (Unaudited)

and foreign cash recorded on the Fund’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of amounts actually received or paid.

Securities Lending:

For all Funds, the Trustees have approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank N.A. (“JPMorgan”), acting as lending agent, to certain approved broker-dealers, in exchange for negotiated lenders’ fees. By lending investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Fund securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Fund from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Funds and retains a portion of the interest earned.

Illiquid Securities:

At times, the Funds may hold, up to their SEC or prospectus defined limitations, illiquid securities that they may not be able to sell at their current fair value price. Although it is expected that the fair value represents the current realizable value on disposition of such securities, there is no guarantee that the Funds will be able to do so. In addition, the Funds may incur certain costs related to the disposition of such securities. Any securities the investment manager has deemed to be illiquid have been denoted as such in the Portfolios of Investments.

Repurchase Agreements:

Certain Funds may enter into repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Fund, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one business day) and price. Each repurchase agreement entered into by a Fund will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Fund’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Fund could suffer a loss.

Options Written:

Certain Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds may purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

July 31, 2006 (Unaudited)

options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

Certain Funds may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Fund owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. The Fund will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Fund’s net assets may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. Certain Funds may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Funds’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade.

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

July 31, 2006 (Unaudited)

Certain Funds may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Fund’s other assets. Where such purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Funds may purchase foreign currency on a spot (or cash) basis. In addition, certain Funds may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Fund securities (“transaction hedging”) and to protect the value of specific Fund positions (“position hedging”). The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Funds may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Fund will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two returns. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Fund will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Swaps agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller. None of the Funds had swap contracts outstanding at July 31, 2006.

Inflation Indexed Bonds:

Certain Funds may purchase inflation-indexed bonds which are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Over the life of the bond, interest will be paid based on a principal value adjusted for inflation. Any increase in the principal value is considered interest income, even though the Fund will not receive the principal until sold or until maturity.

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

July 31, 2006 (Unaudited)

Dollar Roll Transactions:

Certain Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Fund of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the similar securities. None of the Funds had dollar roll transactions outstanding at July 31, 2006.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Fund at the contract price, which could be disadvantageous relative to the market price. The Fund bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Fund’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Fund is exposed to the risk of default by the counterparty.

Special Valuation/Concentration Risks:

Foreign denominated assets, if any, held by the Funds, may involve risks not typically associated with domestic transactions including, but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of economic instability.

As part of their investment program, certain Funds may invest in collateralized mortgage obligations (“CMOs”). Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which the Funds invest, the investment may be subject to a greater valuation risk due to prepayment than other types of mortgage-related securities.

The high-yield securities in which certain Funds may invest may be considered speculative in regard to the issuer’s continuing ability to meet principal and interest payments. The value of the lower rated securities in which the Funds may invest will be affected by the creditworthiness of individual issuers, general economic and specific industry conditions and will generally fluctuate inversely with changes in interest rates. In addition, the secondary trading market for lower quality bonds may be less active and less liquid than the trading market for higher quality bonds.

Certain Funds invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to a Fund, positive or negative, than if such Fund did not concentrate its investments in such sectors.

Certain securities held by the Funds are valued on the basis of a price provided by a single market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold.

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Concluded)

July 31, 2006 (Unaudited)

Note 2 Subsequent Event

Replacement of Fund Asset Management, L.P. as Adviser to AXA Enterprise Short Duration Bond Fund

Effective on or about October 1, 2006, BlackRock Financial Management, Inc. will replace Fund Asset Management, L.P. (doing business as Mercury Advisors) as the Adviser to AXA Enterprise Short Duration Bond Fund pursuant to a resolution approved by the Trustees at a Board meeting held on July 11, 2006.

Item 2.	Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Enterprise Funds Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President
September 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer
September 29, 2006

By:	/s/ Kenneth T. Kozlowski
Kenneth T. Kozlowski
Chief Financial Officer and Treasurer
September 29, 2006